Putnam Dynamic Asset Allocation Growth Fund
The fund's portfolio
6/30/23 (Unaudited)

COMMON STOCKS (78.1%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Trade Desk, Inc. (The) Class A(NON)	15,640	$1,207,721

		1,207,721
Automotive (1.8%)
BYD Co., Ltd. Class H (China)	54,000	1,727,075
Dana, Inc.	6,969	118,473
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)(NON)	17,198	2,134,685
Ford Motor Co.	54,647	826,809
General Motors Co.	228,247	8,801,204
Genuine Parts Co.	3,858	652,889
Kia Corp. (South Korea)	15,826	1,067,162
PROG Holdings, Inc.(NON)	3,172	101,885
Stellantis NV (Italy)	140,526	2,465,740
Tesla, Inc.(NON)	58,508	15,315,629
Triton International, Ltd. (Bermuda)	551	45,876
TuSimple Holdings, Inc. Class A(NON)	94,507	156,882
United Rentals, Inc.	10,918	4,862,550
Visteon Corp.(NON)	4,107	589,806
Volkswagen AG (Preference) (Germany)	16,144	2,165,753

		41,032,418
Basic materials (3.8%)
AdvanSix, Inc.	7,541	263,784
American Vanguard Corp.	5,365	95,873
American Woodmark Corp.(NON)	1,812	138,382
Andersons, Inc. (The)	2,219	102,407
Anglo American PLC (London Exchange) (United Kingdom)	100,966	2,863,303
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	20,473	584,366
APL Apollo Tubes, Ltd. (India)	28,006	445,651
AptarGroup, Inc.	5,624	651,597
Archer-Daniels-Midland Co.	9,248	698,779
Arcosa, Inc.	1,660	125,778
Arkema SA (France)	6,485	610,696
Ashland Global Holdings, Inc.	7,369	640,440
Atkore, Inc.(NON)	5,262	820,556
BHP Group, Ltd. (ASE Exchange) (Australia)	143,490	4,281,315
BHP Group, Ltd. (London Exchange) (Australia)	9,859	292,990
BlueScope Steel, Ltd. (Australia)	81,857	1,129,297
Boise Cascade Co.	7,443	672,475
Builders FirstSource, Inc.(NON)	45,138	6,138,768
CF Industries Holdings, Inc.	9,544	662,544
Clearwater Paper Corp.(NON)	3,847	120,488
Commercial Metals Co.	2,024	106,584
Compagnie de Saint-Gobain (France)	40,729	2,476,836
Constellium SE (France)(NON)	34,872	599,798
Corteva, Inc.	132,019	7,564,688
CRH PLC (Ireland)	168,207	9,269,151
Dow, Inc.	12,727	677,840
DuPont de Nemours, Inc.	46,727	3,338,177
Eastman Chemical Co.	25,267	2,115,353
Eiffage SA (France)	10,919	1,138,818
Element Solutions, Inc.	33,639	645,869
Freeport-McMoRan, Inc. (Indonesia)	157,400	6,296,000
Glencore PLC (United Kingdom)	281,030	1,586,456
Hansol Chemical Co., Ltd. (South Korea)	4,268	783,282
Holcim AG (Switzerland)	11,261	757,401
Innospec, Inc.	3,243	325,727
JFE Holdings, Inc. (Japan)	11,000	157,846
LightWave Logic, Inc.(NON)	25,295	176,306
Linde PLC	7,355	2,802,844
Minerals Technologies, Inc.	1,659	95,708
Misumi Group, Inc. (Japan)	8,000	160,116
Mueller Industries, Inc.	8,064	703,826
Nucor Corp.	4,396	720,856
NV5 Global, Inc.(NON)	957	106,007
Olin Corp.	11,917	612,415
Orion Engineered Carbons SA (Luxembourg)	6,340	134,535
PotlatchDeltic Corp.(R)	3,909	206,591
PPG Industries, Inc.	28,753	4,264,070
Rayonier Advanced Materials, Inc.(NON)	24,054	102,951
Reliance Steel & Aluminum Co.	2,602	706,677
Rio Tinto PLC (United Kingdom)	24,934	1,578,717
Sealed Air Corp.	16,612	664,480
Sherwin-Williams Co. (The)	15,515	4,119,543
Shin-Etsu Chemical Co., Ltd. (Japan)	85,800	2,851,716
Simpson Manufacturing Co., Inc.	1,989	275,477
South32, Ltd. (Australia)	186,631	470,685
Standex International Corp.	767	108,507
Steel Dynamics, Inc.	6,702	730,049
Sterling Construction Co., Inc.(NON)	7,794	434,905
TopBuild Corp.(NON)	4,217	1,121,806
Tronox Holdings PLC Class A	34,065	432,966
Tutor Perini Corp.(NON)	8,508	60,832
UFP Industries, Inc.	7,989	775,332
UltraTech Cement, Ltd. (India)	4,488	454,385
Vale Indonesia Tbk PT (Indonesia)	821,400	344,757
WestRock Co.	20,562	597,737
Weyerhaeuser Co.(R)	44,085	1,477,288
Yara International ASA (Norway)	21,005	741,680

		87,213,079
Building materials (0.1%)
AAON, Inc.	975	92,440
Apogee Enterprises, Inc.	2,378	112,884
Masonite International Corp.(NON)	1,641	168,104
Modine Manufacturing Co.(NON)	16,866	556,915
Owens Corning	6,225	812,363
PGT Innovations, Inc.(NON)	4,700	137,005

		1,879,711
Capital goods (3.7%)
Adient PLC(NON)	2,672	102,391
Aerojet Rocketdyne Holdings, Inc.(NON)	7,854	430,949
Aeva Technologies, Inc.(NON)	63,574	79,468
Alamo Group, Inc.	506	93,058
Albany International Corp. Class A	1,371	127,887
Allegion PLC (Ireland)	5,528	663,471
Allison Transmission Holdings, Inc.	13,994	790,101
American Axle & Manufacturing Holdings, Inc.(NON)	47,907	396,191
Applied Industrial Technologies, Inc.	3,023	437,821
Aptiv PLC(NON)	6,865	700,848
Astec Industries, Inc.	2,308	104,876
Astronics Corp.(NON)	6,612	131,314
Axon Enterprise, Inc.(NON)	1,747	340,875
BAE Systems PLC (United Kingdom)	209,066	2,461,312
Ball Corp.	35,711	2,078,737
Barnes Group, Inc.	2,796	117,963
Belden, Inc.	2,743	262,368
Berry Global Group, Inc.	10,852	698,218
Boeing Co. (The)(NON)	2,961	625,245
Caterpillar, Inc.	7,177	1,765,901
Comfort Systems USA, Inc.	668	109,686
Cummins, Inc.	2,569	629,816
Daikin Industries, Ltd. (Japan)	7,900	1,612,585
Dassault Aviation SA (France)	3,186	637,602
Deere & Co.	1,705	690,849
Donaldson Co., Inc.	10,740	671,357
Eaton Corp. PLC	3,140	631,454
Emerson Electric Co.	8,395	758,824
Encore Wire Corp.	1,953	363,121
Enovis Corp.(NON)	11,356	728,147
ESCO Technologies, Inc.	1,669	172,958
Fortive Corp.	9,704	725,568
Franklin Electric Co., Inc.	1,263	129,963
GEA Group AG (Germany)	28,425	1,188,275
General Dynamics Corp.	2,852	613,608
Gentherm, Inc.(NON)	1,677	94,767
GrafTech International, Ltd.	74,665	376,312
HEICO Corp.	3,979	704,044
Heritage-Crystal Clean, Inc.(NON)	3,299	124,669
Hillenbrand, Inc.	3,908	200,402
Honeywell International, Inc.	21,228	4,404,811
Hyster-Yale Materials Handling, Inc.	3,492	194,993
Ingersoll Rand, Inc.	59,195	3,868,985
ITT, Inc.	7,337	683,882
Jacobs Solutions, Inc.	18,569	2,207,668
Johnson Controls International PLC	125,389	8,544,006
KEI Industries, Ltd. (India)	50,336	1,424,905
Legrand SA (France)	11,816	1,170,741
LKQ Corp.	11,931	695,219
Lockheed Martin Corp.	1,482	682,283
Mitsubishi Heavy Industries, Ltd. (Japan)	43,500	2,035,106
MYR Group, Inc.(NON)	1,185	163,933
NGK Insulators, Ltd. (Japan)	49,800	595,731
nLight, Inc.(NON)	7,087	109,282
Nordson Corp.	2,585	641,545
Northrop Grumman Corp.	9,862	4,495,100
O-I Glass, Inc.(NON)	27,422	584,911
Otis Worldwide Corp.	7,805	694,723
Parker Hannifin Corp.	1,739	678,280
Powell Industries, Inc.	777	47,078
Prysmian SpA (Italy)	55,593	2,322,183
Raytheon Technologies Corp.	51,284	5,023,781
Republic Services, Inc.	4,934	755,741
Rheinmetall AG (Germany)	3,295	901,753
Ryerson Holding Corp.	13,260	575,219
Shyft Group, Inc. (The)	4,068	89,740
Standard Motor Products, Inc.	1,264	47,425
Stoneridge, Inc.(NON)	4,925	92,836
Terex Corp.	11,192	669,617
Tetra Tech, Inc.	4,298	703,755
Textron, Inc.	9,959	673,527
Titan International, Inc.(NON)	10,463	120,115
Titan Machinery, Inc.(NON)	4,657	137,382
TransDigm Group, Inc.	4,431	3,962,068
Valmont Industries, Inc.	3,904	1,136,259
Vertiv Holdings Co.	41,905	1,037,987
Vinci SA (France)	40,361	4,685,181
Waste Connections, Inc.	14,935	2,134,660
Waste Management, Inc.	4,334	751,602
Watts Water Technologies, Inc. Class A	749	137,614
WESCO International, Inc.	5,297	948,481
Zurn Elkay Water Solutions Corp.	18,774	504,833

		84,907,942
Commercial and consumer services (2.7%)
Arrowhead Pharmaceuticals, Inc.(NON)	13,178	469,927
Automatic Data Processing, Inc.	32,466	7,135,702
Barrett Business Services, Inc.	1,077	93,914
Booking Holdings, Inc.(NON)	4,711	12,721,255
Centre Testing International Group Co., Ltd. Class A (China)	273,769	735,629
Cintas Corp.	1,929	958,867
Compass Group PLC (United Kingdom)	82,666	2,311,787
CoStar Group, Inc.(NON)	30,816	2,742,624
Ecolab, Inc.	3,704	691,500
Expedia Group, Inc.(NON)	7,640	835,740
Experian PLC (United Kingdom)	49,086	1,881,397
Forrester Research, Inc.(NON)	1,299	37,788
Franklin Covey Co.(NON)	2,502	109,287
Gartner, Inc.(NON)	8,215	2,877,797
Global Payments, Inc.	6,558	646,094
Green Dot Corp. Class A(NON)	4,966	93,063
Huron Consulting Group, Inc.(NON)	1,129	95,863
Jardine Matheson Holdings, Ltd. (Hong Kong)	10,200	517,353
Laureate Education, Inc.	38,534	465,876
LiveRamp Holdings, Inc.(NON)	21,125	603,330
Mastercard, Inc. Class A	30,150	11,857,995
PayPal Holdings, Inc.(NON)	120,265	8,025,283
Pitney Bowes, Inc.	60,222	213,186
RE/MAX Holdings, Inc. Class A	4,923	94,817
SP Plus Corp.(NON)	2,897	113,302
StoneCo., Ltd. Class A (Brazil)(NON)	40,061	510,377
TechnoPro Holdings, Inc. (Japan)	33,600	728,721
Toast, Inc. Class A(NON)	29,167	658,299
WEX, Inc.(NON)	3,734	679,849
Worldline SA/France (France)(NON)	46,347	1,694,224

		60,600,846
Communication services (1.5%)
American Tower Corp.(R)	43,429	8,422,620
AT&T, Inc.	269,111	4,292,320
Cambium Networks Corp.(NON)	4,745	72,219
Charter Communications, Inc. Class A(NON)	7,956	2,922,796
Comcast Corp. Class A	79,868	3,318,516
Crown Castle, Inc.(R)	5,667	645,698
EchoStar Corp. Class A(NON)	12,807	222,073
Iridium Communications, Inc.	1,695	105,293
KDDI Corp. (Japan)	75,100	2,321,029
Liberty Latin America, Ltd. Class C (Chile)(NON)	49,102	423,259
Samsung SDI Co., Ltd. (South Korea)	3,177	1,625,426
SBA Communications Corp.(R)	2,871	665,383
T-Mobile US, Inc.(NON)	25,971	3,607,372
Telstra Group, Ltd. (Australia)	553,397	1,588,338
Verizon Communications, Inc.	122,635	4,560,796

		34,793,138
Communications equipment (—%)
Motorola Solutions, Inc.	2,364	693,314
Viavi Solutions, Inc.(NON)	10,138	114,864

		808,178
Computers (5.7%)
A10 Networks, Inc.	27,706	404,231
Accton Technology Corp. (Taiwan)	129,000	1,461,932
Adeia, Inc.	26,393	290,587
Agilysys, Inc.(NON)	3,252	223,217
Amplitude, Inc. Class A(NON)	9,873	108,603
Apple, Inc.	479,487	93,006,094
Avid Technology, Inc.(NON)	13,550	345,525
Calix, Inc.(NON)	12,071	602,464
Cisco Systems, Inc./Delaware	135,269	6,998,818
CommVault Systems, Inc.(NON)	8,288	601,875
Dropbox, Inc. Class A(NON)	30,021	800,660
Elastic NV(NON)	9,602	615,680
Enfusion, Inc. Class A(NON)	12,324	138,275
Extreme Networks, Inc.(NON)	28,055	730,833
Fortinet, Inc.(NON)	10,514	794,753
Fujitsu, Ltd. (Japan)	16,800	2,165,973
MongoDB, Inc.(NON)	3,076	1,264,205
MSCI, Inc.	7,031	3,299,578
NetApp, Inc.	9,779	747,116
NetScout Systems, Inc.(NON)	3,807	117,827
OneSpan, Inc.(NON)	6,954	103,197
PDF Solutions, Inc.(NON)	2,748	123,935
Phreesia, Inc.(NON)	9,543	295,928
Pure Storage, Inc. Class A(NON)	27,165	1,000,215
Qualys, Inc.(NON)	4,442	573,773
Rapid7, Inc.(NON)	11,165	505,551
RingCentral, Inc. Class A(NON)	23,875	781,429
Smartsheet, Inc. Class A(NON)	21,483	821,940
Snowflake, Inc. Class A(NON)	3,969	698,465
Super Micro Computer, Inc.(NON)	3,958	986,532
Synopsys, Inc.(NON)	21,143	9,205,874
Vimeo, Inc.(NON)	43,240	178,149
Weave Communications, Inc.(NON)	12,212	135,675
Yext, Inc.(NON)	28,768	325,366

		130,454,275
Conglomerates (0.7%)
AMETEK, Inc.	36,106	5,844,839
General Electric Co.	5,938	652,289
Marubeni Corp. (Japan)	153,400	2,620,653
Mitsubishi Corp. (Japan)	54,800	2,656,379
Mitsui & Co., Ltd. (Japan)	76,500	2,878,419
SPX Technologies, Inc.(NON)	4,112	349,397

		15,001,976
Consumer (0.5%)
LVMH Moet Hennessy Louis Vuitton SA (France)	11,312	10,652,578
Pandora A/S (Denmark)	13,722	1,225,096
Signet Jewelers, Ltd.	7,678	501,066

		12,378,740
Consumer staples (6.2%)
A-Mark Precious Metals, Inc.	4,627	173,212
ACCO Brands Corp.	19,885	103,601
Airbnb, Inc. Class A(NON)	5,818	745,635
Albertsons Cos., Inc. Class A	30,140	657,655
Alsea SAB de CV (Mexico)(NON)	66,676	217,163
Altria Group, Inc.	42,468	1,923,800
Asahi Group Holdings, Ltd. (Japan)	65,100	2,523,472
Auto Trader Group PLC (United Kingdom)	121,479	941,714
Bloomin' Brands, Inc.	5,978	160,748
Brink's Co. (The)	6,933	470,265
Cal-Maine Foods, Inc.	1,908	85,860
Cargurus, Inc.(NON)	19,401	439,045
Carlsberg A/S Class B (Denmark)	2,060	329,220
China Mengniu Dairy Co., Ltd. (China)	60,000	226,282
Chipotle Mexican Grill, Inc.(NON)	1,785	3,818,115
CK Hutchison Holdings, Ltd. (Hong Kong)	595,500	3,645,010
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	50,500	535,676
Coca-Cola Co. (The)	245,759	14,799,607
Coca-Cola Consolidated, Inc.	867	551,429
Coca-Cola Europacific Partners PLC (Spain)	46,131	2,972,220
Coca-Cola HBC AG (Italy)	59,572	1,774,143
Coles Group, Ltd. (Australia)	112,617	1,384,122
Colgate-Palmolive Co.	8,720	671,789
CoreCivic, Inc.(NON)	10,366	97,544
Costco Wholesale Corp.	12,386	6,668,375
Coursera, Inc.(NON)	8,688	113,118
Dave & Buster's Entertainment, Inc.(NON)	4,750	211,660
Diageo PLC (United Kingdom)	44,544	1,911,529
Dino Polska SA (Poland)(NON)	9,392	1,096,748
DoorDash, Inc. Class A(NON)	10,047	767,792
e.l.f. Beauty, Inc.(NON)	870	99,380
Etsy, Inc.(NON)	7,412	627,129
First Watch Restaurant Group, Inc.(NON)	10,175	171,958
Heidrick & Struggles International, Inc.	6,146	162,685
Hershey Co. (The)	17,653	4,407,954
Hostess Brands, Inc.(NON)	16,375	414,615
Hudson Technologies, Inc.(NON)	11,263	108,350
Imperial Brands PLC (United Kingdom)	104,182	2,300,228
Ingles Markets, Inc. Class A	2,439	201,583
Insperity, Inc.	771	91,718
Inter Parfums, Inc.	4,210	569,318
ITOCHU Corp. (Japan)	92,100	3,662,659
Itron, Inc.(NON)	8,403	605,856
John B. Sanfilippo & Son, Inc.	1,332	156,204
Kenvue, Inc.(NON)	59,980	1,584,672
Kerry Group PLC Class A (Ireland)	12,130	1,183,057
Keurig Dr Pepper, Inc.	116,929	3,656,370
Kforce, Inc.	1,527	95,682
Koninklijke Ahold Delhaize NV (Netherlands)	72,520	2,473,724
Korn Ferry	9,274	459,434
L'Oreal SA (France)	7,826	3,647,320
ManpowerGroup, Inc.	8,461	671,803
McDonald's Corp.	1,987	592,941
McDonald's Holdings Co. (Japan), Ltd. (Japan)	22,300	867,275
MercadoLibre, Inc. (Brazil)(NON)	1,025	1,214,215
Mondelez International, Inc. Class A	35,855	2,615,264
Nestle SA (Switzerland)	44,630	5,365,273
Nissin Food Products Co., Ltd. (Japan)	14,300	1,181,133
PepsiCo, Inc.	11,303	2,093,542
Perdoceo Education Corp.(NON)	20,345	249,633
Philip Morris International, Inc.	100,121	9,773,812
PDD Holdings, Inc. ADR (China)(NON)	8,395	580,430
Primo Water Corp.	24,039	301,449
Procter & Gamble Co. (The)	111,858	16,973,333
Recruit Holdings Co., Ltd. (Japan)	79,800	2,546,699
Resideo Technologies, Inc.(NON)	6,137	108,379
Resources Connection, Inc.	6,159	96,758
Sally Beauty Holdings, Inc.(NON)	31,131	384,468
Shoprite Holdings, Ltd. (South Africa)	67,515	809,265
Simply Good Foods Co. (The)(NON)	9,670	353,825
Sodexo SA (France)	7,250	797,845
Sumber Alfaria Trijaya Tbk PT (Indonesia)	4,068,800	700,691
TriNet Group, Inc.(NON)	6,654	631,930
Uber Technologies, Inc.(NON)	173,627	7,495,478
Udemy, Inc.(NON)	9,115	97,804
Unilever PLC (United Kingdom)	53,081	2,762,241
United Natural Foods, Inc.(NON)	5,452	106,587
USANA Health Sciences, Inc.(NON)	1,842	116,120
Vector Group, Ltd.	15,328	196,352
Veritiv Corp.	3,348	420,542
WH Group, Ltd. (Hong Kong)	1,103,500	586,433
Yakult Honsha Co., Ltd. (Japan)	41,600	2,635,750
ZOZO, Inc. (Japan)	5,900	122,111

		140,145,826
Electronics (4.7%)
Advanced Micro Devices, Inc.(NON)	43,183	4,918,975
Agilent Technologies, Inc.	2,806	337,422
Allied Motion Technologies, Inc.	2,352	93,939
Ambarella, Inc.(NON)	1,619	135,462
Broadcom, Inc.	13,714	11,895,935
CEVA, Inc.(NON)	4,225	107,949
E Ink Holdings, Inc. (Taiwan)	54,000	392,941
Hamamatsu Photonics KK (Japan)	12,400	608,714
Hoya Corp. (Japan)	39,300	4,688,073
Keysight Technologies, Inc.(NON)	4,476	749,506
Lattice Semiconductor Corp.(NON)	8,517	818,228
MinebeaMitsumi, Inc. (Japan)	61,600	1,166,494
Murata Manufacturing Co., Ltd. (Japan)	20,000	1,147,597
nVent Electric PLC (United Kingdom)	34,446	1,779,825
NVIDIA Corp.	100,163	42,370,952
NXP Semiconductors NV	10,320	2,112,298
Qorvo, Inc.(NON)	6,572	670,541
Qualcomm, Inc.	116,221	13,834,948
Rambus, Inc.(NON)	11,225	720,308
Samsung Electronics Co., Ltd. (South Korea)	92,450	5,095,515
Shenzhen Inovance Technology Co., Ltd. Class A (China)	24,350	215,498
Shimadzu Corp. (Japan)	26,700	826,608
Sinbon Electronics Co., Ltd. (Taiwan)	121,000	1,439,920
STMicroelectronics NV (France)	48,465	2,409,706
Synaptics, Inc.(NON)	2,325	198,509
TDK Corp. (Japan)	55,800	2,160,645
Thales SA (France)	22,773	3,409,407
Trimble Inc.(NON)	6,369	337,175
TTM Technologies, Inc.(NON)	6,237	86,694
Vishay Intertechnology, Inc.	5,553	163,258
Vontier Corp.	59,240	1,908,120

		106,801,162
Energy (3.2%)
Alpha Metallurgical Resources, Inc.	3,870	636,073
APA Corp.	18,421	629,446
Arch Resources, Inc.	2,242	252,808
BP PLC (United Kingdom)	913,528	5,317,685
California Resources Corp.	11,249	509,467
Cheniere Energy, Inc.	26,642	4,059,175
Chevron Corp.	4,576	720,034
Chord Energy Corp.	3,852	592,438
Comstock Resources, Inc.	9,550	110,780
ConocoPhillips	53,102	5,501,898
CONSOL Energy, Inc.	5,326	361,156
Delek US Holdings, Inc.	2,299	55,061
Equinor ASA (Norway)	65,284	1,898,257
Exxon Mobil Corp.	189,022	20,272,610
Golar LNG, Ltd. (Norway)	20,807	419,677
Marathon Oil Corp.	148,461	3,417,572
Marathon Petroleum Corp.	30,853	3,597,460
Nabors Industries, Ltd.(NON)	1,633	151,918
NexTier Oilfield Solutions, Inc.(NON)	11,291	100,942
NOW, Inc.(NON)	31,725	328,671
OMV AG (Austria)	11,853	502,356
Par Pacific Holdings, Inc.(NON)	22,781	606,202
PBF Energy, Inc. Class A	16,761	686,195
Peabody Energy Corp.	4,931	106,805
PetroChina Co., Ltd. Class H (China)	2,416,000	1,678,930
Reliance Industries, Ltd. (India)	70,962	2,212,617
Repsol SA (Spain)	139,227	2,025,154
Schlumberger, Ltd.	13,643	670,144
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	152,668	4,597,089
Shell PLC (London Exchange) (United Kingdom)	86,270	2,566,509
SM Energy Co.	14,298	452,246
SunCoke Energy, Inc.	20,369	160,304
Thermon Group Holdings, Inc.(NON)	6,791	180,641
TotalEnergies SE (France)	31,481	1,805,202
US Silica Holdings, Inc.(NON)	35,588	431,682
Valero Energy Corp.	35,045	4,110,778
Warrior Met Coal, Inc.	14,886	579,810
Weatherford International PLC(NON)	10,494	697,011

		73,002,803
Entertainment (0.2%)
Dolby Laboratories, Inc. Class A	7,984	668,101
Live Nation Entertainment, Inc.(NON)	26,998	2,459,788
Sony Group Corp. (Japan)	27,500	2,466,685

		5,594,574
Financials (10.4%)
3i Group PLC (United Kingdom)	94,829	2,346,632
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	378,789	1,099,430
Affiliated Managers Group, Inc.	4,307	645,576
AIA Group, Ltd. (Hong Kong)	141,200	1,440,689
Alexander & Baldwin, Inc.(R)	12,512	232,473
Alinma Bank (Saudi Arabia)	140,031	1,257,186
Allianz SE (Germany)	4,434	1,031,543
Ally Financial, Inc.	11,375	307,239
Amalgamated Financial Corp.	9,017	145,084
American Assets Trust, Inc.(R)	4,802	92,198
American Equity Investment Life Holding Co.	13,168	686,184
American Express Co.	6,328	1,102,338
American Financial Group, Inc.	5,619	667,256
American International Group, Inc.	163,031	9,380,804
Ameriprise Financial, Inc.	10,317	3,426,895
AMERISAFE, Inc.	2,149	114,585
Anywhere Real Estate, Inc.(NON)	37,298	249,151
Apartment Income REIT Corp.(R)	17,493	631,322
Apollo Global Management, Inc.	49,105	3,771,755
Apple Hospitality REIT, Inc.(R)	14,680	221,815
Argo Group International Holdings, Ltd. (Bermuda)	3,197	94,663
Armada Hoffler Properties, Inc.(R)	7,855	91,746
Associated Banc-Corp.	5,822	94,491
Assured Guaranty, Ltd.	44,056	2,458,325
AvalonBay Communities, Inc.(R)	3,328	629,891
Aviva PLC (United Kingdom)	233,247	1,170,675
AXA SA (France)	208,694	6,154,321
Axos Financial, Inc.(NON)	13,301	524,591
B3 SA - Brasil Bolsa Balcao (Brazil)	303,700	926,665
Banco Bilbao Vizcaya Argentaria SA (Spain)	367,033	2,816,362
Banco do Brasil SA (Brazil)	43,400	447,759
Banco Latinoamericano de Comercio Exterior SA (Panama)	3,281	72,379
Bank Central Asia Tbk PT (Indonesia)	1,637,800	1,009,661
Bank Hapoalim MB (Israel)	35,287	289,227
Bank Leumi Le-Israel BM (Israel)	204,390	1,521,414
Bank Mandiri Persero Tbk PT (Indonesia)	3,471,000	1,215,369
Bank of America Corp.	245,969	7,056,851
Bank of Ireland Group PLC (Ireland)	331,134	3,157,332
Bank of New York Mellon Corp. (The)	15,228	677,951
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	5,176	141,615
Banner Corp.	9,531	416,219
Berkshire Hathaway, Inc. Class B(NON)	6,496	2,215,136
BGC Partners, Inc. Class A	97,147	430,361
Bread Financial Holdings, Inc.	3,315	104,058
BrightSpire Capital, Inc.(R)	37,136	249,925
Brixmor Property Group, Inc.(R)	51,535	1,133,770
Broadstone Net Lease, Inc.(R)	5,978	92,300
Camden Property Trust(R)	5,439	592,144
Capital One Financial Corp.	29,934	3,273,881
Cathay General Bancorp	12,537	403,566
Central Pacific Financial Corp.	6,422	100,890
Charles Schwab Corp. (The)	99,054	5,614,381
Chubb, Ltd.	3,190	614,266
Citigroup, Inc.	253,365	11,664,925
CNO Financial Group, Inc.	24,885	589,028
ConnectOne Bancorp, Inc.	6,750	111,983
Corebridge Financial, Inc.	38,219	674,948
Corporate Office Properties Trust(R)	4,180	99,275
Cushman & Wakefield PLC(NON)	27,627	225,989
Customers Bancorp, Inc.(NON)	10,796	326,687
DBS Group Holdings, Ltd. (Singapore)	95,700	2,237,689
Deutsche Boerse AG (Germany)	7,640	1,409,748
Discover Financial Services	39,167	4,576,664
DNB Bank ASA (Norway)	91,523	1,711,324
East West Bancorp, Inc.	13,229	698,359
Eastern Bankshares, Inc.	8,042	98,675
Employers Holdings, Inc.	3,124	116,869
Enova International, Inc.(NON)	3,050	162,016
Enterprise Financial Services Corp.	1,237	48,367
Equitable Holdings, Inc.	96,784	2,628,653
Equity Lifestyle Properties, Inc.(R)	9,587	641,274
Equity Residential(R)	9,958	656,929
Essent Group, Ltd.	14,239	666,385
Essential Properties Realty Trust, Inc.(R)	4,183	98,468
Eurazeo SE (France)	3,997	281,100
Euronext NV (France)	17,136	1,164,936
Fifth Third Bancorp	24,489	641,857
First BanCorp/Puerto Rico (Puerto Rico)	45,277	553,285
First Financial Corp./IN	2,511	81,532
First Industrial Realty Trust, Inc.(R)	11,978	630,522
Fulton Financial Corp.	3,827	45,618
Gaming and Leisure Properties, Inc.(R)	81,490	3,949,006
Genworth Financial, Inc. Class A(NON)	100,109	500,545
Gjensidige Forsikring ASA (Norway)	13,024	208,460
Goldman Sachs Group, Inc. (The)	27,751	8,950,807
Goodman Group (Australia)(R)	145,297	1,946,340
Granite Point Mortgage Trust, Inc.(R)	21,048	111,554
Grupo Financiero Banorte SAB de CV Class O (Mexico)	269,762	2,219,307
Hancock Whitney Corp.	12,111	464,820
Hanmi Financial Corp.	6,226	92,954
Healthpeak Properties, Inc.(R)	99,389	1,997,719
Heartland Financial USA, Inc.	8,029	223,768
Heritage Commerce Corp.	11,586	95,932
Hersha Hospitality Trust Class A(R)	14,609	88,969
Hilltop Holdings, Inc.	3,840	120,806
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	5,300	201,554
Hope Bancorp, Inc.	25,749	216,807
Horace Mann Educators Corp.	9,968	295,651
ICICI Bank, Ltd. (India)	377,656	4,316,305
Independent Bank Corp./MI	5,106	86,598
Intercontinental Exchange, Inc.	6,205	701,661
International Bancshares Corp.	2,681	118,500
Investor AB Class B (Sweden)	127,461	2,548,546
Israel Discount Bank, Ltd. Class A (Israel)	129,426	642,503
Jackson Financial, Inc. Class A	15,408	471,639
Japan Exchange Group, Inc. (Japan)	133,400	2,333,679
Japan Post Holdings Co., Ltd. (Japan)	275,400	1,980,279
Jefferies Financial Group, Inc.	47,058	1,560,914
JPMorgan Chase & Co.	97,063	14,116,843
Julius Baer Group, Ltd. (Switzerland)	49,302	3,103,374
Kennedy-Wilson Holdings, Inc.	24,368	397,929
Ladder Capital Corp.(R)	9,597	104,127
Lloyds Banking Group PLC (United Kingdom)	4,281,321	2,370,108
London Stock Exchange Group PLC (United Kingdom)	26,745	2,841,607
Marcus & Millichap, Inc.	3,147	99,162
Marsh & McLennan Cos., Inc.	3,791	713,011
MetLife, Inc.	79,745	4,507,985
MFA Financial, Inc.(R)	9,082	102,082
MGIC Investment Corp.	63,734	1,006,360
Midland States Bancorp, Inc.	4,006	79,759
Mitsubishi UFJ Financial Group, Inc. (Japan)	463,000	3,417,571
Mizrahi Tefahot Bank, Ltd. (Israel)	20,999	698,550
Mr. Cooper Group, Inc.(NON)	12,361	625,961
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,302	488,167
Nasdaq, Inc.	11,856	591,022
National Australia Bank, Ltd. (Australia)	133,438	2,355,283
National Bank Holdings Corp. Class A	2,901	84,245
National Health Investors, Inc.(R)	2,073	108,667
National Retail Properties, Inc.	14,902	637,657
Navient Corp.	33,530	622,987
NMI Holdings, Inc. Class A(NON)	1,782	46,011
NN Group NV (Netherlands)	5,453	201,775
Nordea Bank ABP (Finland)	238,364	2,592,414
OceanFirst Financial Corp.	6,377	99,609
OFG Bancorp (Puerto Rico)	9,525	248,412
Open House Co., Ltd. (Japan)	5,700	205,625
Outfront Media, Inc.(R)	29,187	458,820
Pathward Financial, Inc.	8,171	378,808
Peapack-Gladstone Financial Corp.	3,190	86,385
PennyMac Financial Services, Inc.	3,342	234,976
Phoenix Mills, Ltd. (The) (India)	34,212	651,558
Piedmont Office Realty Trust, Inc. Class A(R)	20,547	149,377
Ping An Insurance Group Co. of China, Ltd. Class H (China)	174,500	1,118,054
Piper Sandler Cos.	684	88,414
PNC Financial Services Group, Inc. (The)	33,859	4,264,541
Preferred Bank/Los Angeles CA	1,898	104,371
ProAssurance Corp.	7,686	115,982
Prologis, Inc.(R)	5,344	655,335
Prudential PLC (United Kingdom)	172,162	2,423,687
Public Storage(R)	2,243	654,687
QCR Holdings, Inc.	2,231	91,538
Regency Centers Corp.(R)	10,820	668,351
Reinsurance Group of America, Inc.	11,465	1,590,081
Retail Opportunity Investments Corp.(R)	24,797	335,007
Rithm Capital Corp.(R)	73,012	682,662
RMR Group, Inc. (The) Class A	3,468	80,354
S&T Bancorp, Inc.	3,489	94,866
Safehold, Inc.(R)	3,696	87,706
Sampo Oyj Class A (Finland)	43,483	1,951,089
SEI Investments Co.	5,114	304,897
Sekisui Chemical Co., Ltd. (Japan)	26,400	381,882
Simon Property Group, Inc.(R)	16,816	1,941,912
SiriusPoint, Ltd. (Bermuda)(NON)	9,633	86,986
SITE Centers Corp.(R)	8,063	106,593
SLM Corp.	36,767	600,037
SouthState Corp.	1,945	127,981
STAG Industrial, Inc.(R)	12,526	449,433
Star Holdings(NON)	5,762	84,529
State Street Corp.	21,365	1,563,491
StoneX Group, Inc.(NON)	4,991	414,652
Sunstone Hotel Investors, Inc.(R)	49,031	496,194
Synchrony Financial	21,818	740,067
Taylor Morrison Home Corp.(NON)	14,609	712,481
Terreno Realty Corp.(R)	1,483	89,128
TPG RE Finance Trust, Inc.(R)	15,249	112,995
TriCo Bancshares	2,717	90,204
TrustCo Bank Corp. NY	2,987	85,458
UBS Group AG (Switzerland)	136,951	2,768,704
UMB Financial Corp.	1,407	85,686
Universal Insurance Holdings, Inc.	5,899	91,022
Unum Group	14,906	711,016
Urban Edge Properties(R)	7,069	109,075
Vicinity, Ltd. (Australia)(R)	541,666	665,864
Virtu Financial, Inc. Class A	39,290	671,466
Virtus Investment Partners, Inc.	1,404	277,248
Visa, Inc. Class A	31,434	7,464,946
Vornado Realty Trust(R)	87,957	1,595,540
W.R. Berkley Corp.	10,788	642,533
Wells Fargo & Co.	120,126	5,126,978
WesBanco, Inc.	5,215	133,556
Westamerica Bancorp	7,388	282,960
Whitestone REIT(R)	10,160	98,552
Zurich Insurance Group AG (Switzerland)	2,023	960,363

		233,438,449
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	86,983	2,252,381
Boyd Gaming Corp.	10,496	728,108
DraftKings, Inc. Class A(NON)	25,901	688,190
Golden Entertainment, Inc.(NON)	4,683	195,749
International Game Technology PLC	20,037	638,980
La Francaise des Jeux SAEM (France)	8,544	336,009
Light & Wonder, Inc.(NON)	11,535	793,147
NeoGames SA (Israel)(NON)	3,911	102,155
Red Rock Resorts, Inc. Class A	11,614	543,303

		6,278,022
Health care (10.2%)
2seventy bio, Inc.(NON)	10,874	110,045
Abbott Laboratories	130,680	14,246,733
AbbVie, Inc.	39,213	5,283,167
ACADIA Pharmaceuticals, Inc.(NON)	21,726	520,338
Adaptive Biotechnologies Corp.(NON)	52,431	351,812
Addus HomeCare Corp.(NON)	1,032	95,666
Agenus, Inc.	85,534	136,854
Alkermes PLC(NON)	21,085	659,961
Allscripts Healthcare Solutions, Inc.(NON)	29,528	372,053
Amgen, Inc.	3,003	666,726
AMN Healthcare Services, Inc.(NON)	5,247	572,553
Amylyx Pharmaceuticals, Inc.(NON)	12,552	270,747
AngioDynamics, Inc.(NON)	11,212	116,941
Apollo Hospitals Enterprise, Ltd. (India)	13,610	846,743
Arcellx, Inc.(NON)	11,089	350,634
Arcturus Therapeutics Holdings, Inc.(NON)	17,390	498,745
Arvinas, Inc.(NON)	4,166	103,400
AstraZeneca PLC (United Kingdom)	58,742	8,412,156
AstraZeneca PLC (Rights) (United Kingdom)(NON)(F)	3,617	11,068
AstraZeneca PLC ADR (United Kingdom)	69,184	4,951,499
AtriCure, Inc.(NON)	7,445	367,485
Avanos Medical, Inc.(NON)	8,256	211,023
Axonics, Inc.(NON)	961	48,502
Becton, Dickinson and Co.	2,680	707,547
Bio-Rad Laboratories, Inc. Class A(NON)	1,772	671,801
BioCryst Pharmaceuticals, Inc.(NON)	11,511	81,037
Biohaven, Ltd.(NON)	6,706	160,408
bioMerieux (France)	4,389	460,345
Boston Scientific Corp.(NON)	14,086	761,912
Bristol-Myers Squibb Co.	78,528	5,021,866
Cardinal Health, Inc.	53,475	5,057,131
Castle Biosciences, Inc.(NON)	4,001	54,894
Catalyst Pharmaceuticals, Inc.(NON)	8,067	108,420
Cigna Corp.	26,130	7,332,078
Cogent Biosciences, Inc.(NON)	8,364	99,030
Computer Programs and Systems, Inc.(NON)	3,228	79,699
Corcept Therapeutics, Inc.(NON)	4,792	106,622
CVS Health Corp.	92,747	6,411,600
Danaher Corp.	26,009	6,242,160
Dexcom, Inc.(NON)	25,577	3,286,900
Dyne Therapeutics, Inc.(NON)	9,643	108,484
Edwards Lifesciences Corp.(NON)	8,162	769,921
Elevance Health, Inc.	14,625	6,497,741
Eli Lilly and Co.	45,235	21,214,310
Enanta Pharmaceuticals, Inc.(NON)	8,036	171,970
Exelixis, Inc.(NON)	32,783	626,483
FibroGen, Inc.(NON)	25,185	68,000
Fulgent Genetics, Inc.(NON)	6,968	258,025
GE HealthCare Technologies, Inc.	4,454	361,843
Geron Corp.(NON)	43,660	140,149
Glaukos Corp.(NON)	2,792	198,818
GlaxoSmithKline PLC (United Kingdom)	170,351	3,004,608
HCA Healthcare, Inc.	13,614	4,131,577
HealthEquity, Inc.(NON)	1,648	104,055
Hologic, Inc.(NON)	8,253	668,245
Humana, Inc.	1,139	509,281
IDEXX Laboratories, Inc.(NON)	3,002	1,507,694
IGM Biosciences, Inc.(NON)	7,957	73,443
Illumina, Inc.(NON)	1,444	270,736
ImmunoGen, Inc.(NON)	6,783	127,995
Inari Medical, Inc.(NON)	1,618	94,071
Incyte Corp.(NON)	11,973	745,319
Inspire Medical Systems, Inc.(NON)	2,674	868,087
Intercept Pharmaceuticals, Inc.(NON)	25,268	279,464
Intuitive Surgical, Inc.(NON)	12,867	4,399,742
Ipsen SA (France)	4,789	575,879
IQVIA Holdings, Inc.(NON)	14,242	3,201,174
Johnson & Johnson	3,969	656,949
Karuna Therapeutics, Inc.(NON)	3,212	696,522
Karyopharm Therapeutics, Inc.(NON)	39,681	71,029
Keros Therapeutics, Inc.(NON)	2,117	85,061
Kiniksa Pharmaceuticals, Ltd. Class A(NON)	10,820	152,346
Kodiak Sciences, Inc.(NON)	14,380	99,222
Lantheus Holdings, Inc.(NON)	7,965	668,423
Ligand Pharmaceuticals, Inc.(NON)	703	50,686
LivaNova PLC (United Kingdom)(NON)	8,908	458,138
Lonza Group AG (Switzerland)	2,089	1,244,928
Max Healthcare Institute, Ltd. (India)(NON)	205,169	1,500,824
McKesson Corp.	16,922	7,230,940
Medpace Holdings, Inc.(NON)	712	171,001
Medtronic PLC	8,095	713,170
Merck & Co., Inc.	146,903	16,951,137
Merck KGaA (Germany)	14,428	2,385,978
Mettler-Toledo International, Inc.(NON)	408	535,149
Molina Healthcare, Inc.(NON)	2,172	654,293
Nevro Corp.(NON)	3,615	91,893
NextGen Healthcare, Inc.(NON)	14,227	230,762
Novartis AG (Switzerland)	46,757	4,701,559
Novo Nordisk A/S Class B (Denmark)	50,445	8,127,681
Olympus Corp. (Japan)	69,100	1,093,776
Ono Pharmaceutical Co., Ltd. (Japan)	54,100	980,930
Option Care Health, Inc.(NON)	18,221	592,000
OraSure Technologies, Inc.(NON)	26,364	132,084
Orthofix Medical, Inc. (Netherlands)(NON)	5,960	107,638
Pacific Biosciences of California, Inc.(NON)	10,852	144,332
Pfizer, Inc.	92,147	3,379,952
PTC Therapeutics, Inc.(NON)	12,698	516,428
RadNet, Inc.(NON)	6,913	225,502
RAPT Therapeutics, Inc.(NON)	5,586	104,458
Reata Pharmaceuticals, Inc. Class A(NON)	1,008	102,776
Regeneron Pharmaceuticals, Inc.(NON)	9,445	6,786,610
ResMed, Inc.	3,083	673,636
Rigel Pharmaceuticals, Inc.(NON)	68,013	87,737
Roche Holding AG (Switzerland)	14,686	4,487,594
Sabra Health Care REIT, Inc.(R)	24,724	291,001
Sangamo Therapeutics, Inc.(NON)	95,610	124,293
Sanofi (France)	56,432	6,047,021
Schrodinger, Inc.(NON)	3,120	155,750
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	20,500	846,061
SI-BONE, Inc.(NON)	3,664	98,855
Sonic Healthcare, Ltd. (Australia)	63,737	1,516,025
Sonova Holding AG (Switzerland)	2,238	595,600
STAAR Surgical Co.(NON)	6,827	358,895
Sun Pharmaceutical Industries, Ltd. (India)	32,200	412,947
Sutro Biopharma, Inc.(NON)	18,161	84,449
Teladoc Health, Inc.(NON)	25,823	653,838
Thermo Fisher Scientific, Inc.	8,980	4,685,316
TransMedics Group, Inc.(NON)	6,777	569,132
UnitedHealth Group, Inc.	22,259	10,698,565
Vertex Pharmaceuticals, Inc.(NON)	24,758	8,712,588
Viatris, Inc.	34,278	342,094
Vir Biotechnology, Inc.(NON)	20,631	506,078
Zimmer Biomet Holdings, Inc.	4,878	710,237

		231,127,304
Homebuilding (0.7%)
Beazer Homes USA, Inc.(NON)	10,422	294,838
Hovnanian Enterprises, Inc. Class A(NON)	2,044	202,785
KB Home	2,160	111,694
M/I Homes, Inc.(NON)	6,474	564,468
NVR, Inc.(NON)	149	946,242
PulteGroup, Inc.	101,623	7,894,075
Skyline Champion Corp.(NON)	8,497	556,129
Toll Brothers, Inc.	50,510	3,993,826
TRI Pointe Homes, Inc.(NON)	19,366	636,367

		15,200,424
Household furniture and appliances (—%)
Rational AG (Germany)	379	274,194

		274,194
Leisure (—%)
MasterCraft Boat Holdings, Inc.(NON)	4,148	127,136

		127,136
Lodging/Tourism (0.4%)
Bluegreen Vacations Holding Corp.	2,992	106,665
H World Group, Ltd. ADR (China)(NON)	31,186	1,209,393
Hilton Worldwide Holdings, Inc.	20,939	3,047,671
Host Hotels & Resorts, Inc.(R)	36,630	616,483
Indian Hotels Co., Ltd. (India)	351,920	1,685,904
InterContinental Hotels Group PLC (United Kingdom)	21,440	1,479,612
Marriott International, Inc./MD Class A	3,794	696,920
MGM Resorts International	15,629	686,426
Ryman Hospitality Properties, Inc.(R)	7,017	652,020

		10,181,094
Media (0.9%)
FactSet Research Systems, Inc.	1,769	708,750
Informa PLC (United Kingdom)	196,925	1,815,687
Netflix, Inc.(NON)	33,936	14,948,468
Sinclair, Inc.	5,748	79,437
Universal Music Group NV (Netherlands)	149,110	3,311,125
Walt Disney Co. (The)(NON)	7,102	634,067

		21,497,534
Miscellaneous (—%)
Hangzhou Tigermed Consulting Co., Ltd. Class H (China)(NON)	63,800	364,649

		364,649
Publishing (0.1%)
Wolters Kluwer NV (Netherlands)	18,760	2,380,768

		2,380,768
Retail (4.0%)
Amazon.com, Inc.(NON)	268,800	35,040,768
Arezzo Industria e Comercio SA (Brazil)	45,600	753,016
AutoZone, Inc.(NON)	2,063	5,143,802
Bath & Body Works, Inc.	18,312	686,700
BJ's Wholesale Club Holdings, Inc.(NON)	28,698	1,808,261
BlueLinx Holdings, Inc.(NON)	2,706	253,769
Buckle, Inc. (The)	3,020	104,492
Caleres, Inc.	15,109	361,558
Crocs, Inc.(NON)	1,716	192,947
Dillard's, Inc. Class A	1,642	535,752
GMS, Inc.(NON)	6,932	479,694
Group 1 Automotive, Inc.	637	164,410
Home Depot, Inc. (The)	12,117	3,764,025
Industria de Diseno Textil SA (Spain)	72,323	2,798,464
JD Sports Fashion PLC (United Kingdom)	782,494	1,450,899
Li Ning Co., Ltd. (China)	115,500	624,640
Lowe's Cos., Inc.	3,137	708,021
Lululemon Athletica, Inc. (Canada)(NON)	13,479	5,101,802
Movado Group, Inc.	3,464	92,939
Murphy USA, Inc.	936	291,199
Nike, Inc. Class B	37,982	4,192,073
O'Reilly Automotive, Inc.(NON)	7,781	7,433,189
Pan Pacific International Holdings Corp. (Japan)	83,700	1,499,887
Tapestry, Inc.	14,604	625,051
Target Corp.	22,253	2,935,171
TJX Cos., Inc. (The)	8,074	684,594
Vista Outdoor, Inc.(NON)	3,249	89,900
WalMart de Mexico (Walmex) SAB de CV (Mexico)	416,988	1,653,871
Walmart, Inc.	78,252	12,299,650

		91,770,544
Semiconductor (1.1%)
AIXTRON SE (Germany)	28,757	975,593
Applied Materials, Inc.	27,536	3,980,054
ASML Holding NV (Netherlands)	7,304	5,284,194
Axcelis Technologies, Inc.(NON)	4,151	761,003
KLA Corp.	2,228	1,080,625
Lam Research Corp.	999	642,217
MaxLinear, Inc. Class A(NON)	15,312	483,247
Renesas Electronics Corp. (Japan)(NON)	102,300	1,936,006
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	521,350	9,715,528

		24,858,467
Software (6.1%)
Adobe, Inc.(NON)	20,683	10,113,780
Atlassian Corp. Class A(NON)	3,688	618,883
Autodesk, Inc.(NON)	3,410	697,720
Cadence Design Systems, Inc.(NON)	66,276	15,543,048
Domo, Inc. Class B(NON)	26,422	387,347
HubSpot, Inc.(NON)	1,290	686,396
Intapp, Inc.(NON)	9,281	388,967
Intuit, Inc.	8,909	4,082,015
Manhattan Associates, Inc.(NON)	4,127	824,905
Microsoft Corp.	242,761	82,669,831
Oracle Corp.	110,185	13,121,932
PROS Holdings, Inc.(NON)	9,102	280,342
ROBLOX Corp. Class A(NON)	18,362	739,989
Square Enix Holdings Co., Ltd. (Japan)	29,300	1,364,279
Squarespace, Inc. Class A(NON)	15,107	476,475
Tata Consultancy Services, Ltd. (India)	45,824	1,848,946
TIS, Inc. (Japan)	17,100	428,450
Totvs SA (Brazil)	130,155	814,930
Wix.com, Ltd. (Israel)(NON)	19,287	1,509,015
Workday, Inc. Class A(NON)	3,571	806,653

		137,403,903
Technology services (5.0%)
Accenture PLC Class A	15,373	4,743,800
Alibaba Group Holding, Ltd. (China)(NON)	154,656	1,608,433
Alphabet, Inc. Class A(NON)	227,735	27,259,880
Alphabet, Inc. Class C(NON)	147,164	17,802,429
Capgemini SE (France)	6,258	1,185,126
CSG Systems International, Inc.	7,051	371,870
DocuSign, Inc.(NON)	13,106	669,586
eBay, Inc.	129,656	5,794,327
Fidelity National Information Services, Inc.	56,638	3,098,099
GoDaddy, Inc. Class A(NON)	8,548	642,211
HealthStream, Inc.	4,802	117,937
Integral Ad Science Holding Corp.(NON)	4,866	87,491
Leidos Holdings, Inc.	29,281	2,590,783
Meituan Class B (China)(NON)	100,341	1,577,168
Meta Platforms, Inc. Class A(NON)	92,147	26,444,346
Palo Alto Networks, Inc.(NON)	25,539	6,525,470
Persistent Systems, Ltd. (India)	7,790	477,217
Salesforce, Inc.(NON)	21,533	4,549,062
Spotify Technology SA (Sweden)(NON)	4,232	679,448
Tencent Holdings, Ltd. (China)	115,911	4,933,465
Western Union Co. (The)	53,335	625,620
Zebra Technologies Corp. Class A(NON)	2,338	691,651

		112,475,419
Textiles (0.4%)
Asics Corp. (Japan)	49,200	1,522,410
Capri Holdings, Ltd.(NON)	17,233	618,492
Hermes International (France)	1,383	3,003,169
Kontoor Brands, Inc.	2,656	111,818
PRADA SpA (Italy)	312,900	2,096,751
Shenzhou International Group Holdings, Ltd. (China)	139,600	1,337,722

		8,690,362
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The)(NON)	8,530	116,690

		116,690
Toys (0.3%)
Bandai Namco Holdings, Inc. (Japan)	89,800	2,077,916
Nintendo Co., Ltd. (Japan)	92,500	4,207,620

		6,285,536
Transportation (1.4%)
A.P. Moeller-Maersck A/S Class B (Denmark)	146	256,225
ArcBest Corp.	3,402	336,118
Ardmore Shipping Corp. (Ireland)	9,581	118,325
Arlo Technologies, Inc.(NON)	25,738	280,802
Canadian National Railway Co. (Canada)	14,098	1,707,191
Canadian Pacific Kansas City, Ltd. (Canada)	32,939	2,660,483
Copa Holdings SA Class A (Panama)	11,505	1,272,223
Covenant Logistics Group, Inc.	2,671	117,070
CSX Corp.	152,761	5,209,150
Daseke, Inc.(NON)	13,022	92,847
Delta Air Lines, Inc.(NON)	17,672	840,127
Deutsche Lufthansa AG (Germany)(NON)	55,365	566,626
Deutsche Post AG (Germany)	45,276	2,209,894
Dorian LPG, Ltd.	7,322	187,809
FedEx Corp.	20,772	5,149,379
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	39,726	422,395
Hub Group, Inc. Class A(NON)	4,510	362,243
InPost SA (Poland)(NON)	55,239	598,910
International Container Terminal Services, Inc. (Philippines)	308,410	1,137,469
Kongsberg Gruppen ASA (Norway)	6,473	294,414
Matson, Inc.	6,701	520,869
Nippon Yusen (Japan)	43,300	962,236
Norfolk Southern Corp.	2,975	674,611
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	319,397	1,324,432
Safe Bulkers, Inc. (Monaco)	28,203	91,942
Scorpio Tankers, Inc.	7,182	339,206
SITC International Holdings Co., Ltd. (Hong Kong)	57,000	104,615
Southwest Airlines Co.	91,063	3,297,391
Teekay Corp. (Bermuda)(NON)	21,782	131,563
Union Pacific Corp.	2,961	605,880

		31,872,445
Utilities and power (1.9%)
AES Corp. (The)	31,384	650,590
ALLETE, Inc.	6,460	374,486
Ameren Corp.	47,220	3,856,457
American Electric Power Co., Inc.	8,173	688,167
Black Hills Corp.	1,485	89,486
Chesapeake Utilities Corp.	2,614	311,066
China Resources Gas Group, Ltd. (China)	219,900	753,971
Clearway Energy, Inc. Class A	3,140	84,780
Constellation Energy Corp.	75,874	6,946,265
Dominion Energy, Inc.	12,078	625,520
DTE Energy Co.	5,909	650,108
Duke Energy Corp.	6,996	627,821
E.ON SE (Germany)	196,496	2,504,385
Edison International	9,429	654,844
Enel SpA (Italy)	349,481	2,352,190
Eversource Energy	8,888	630,337
Exelon Corp.	94,596	3,853,841
FirstEnergy Corp.	16,610	645,797
National Guel Gas co.	11,788	605,432
New Jersey Resources Corp.	3,387	159,866
NextEra Energy, Inc.	9,218	683,976
Northwest Natural Holding Co.	5,842	251,498
NRG Energy, Inc.	123,428	4,614,973
Otter Tail Corp.	1,722	135,969
PNM Resources, Inc.	12,005	541,426
Portland General Electric Co.	4,556	213,357
PPL Corp.	12,541	331,835
Public Service Enterprise Group, Inc.	10,047	629,043
RWE AG (Germany)	51,315	2,232,518
SJW Group	2,954	207,105
Southern Co. (The)	8,582	602,886
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(NON)	11,872	13,653
Tokyo Gas Co., Ltd. (Japan)	96,700	2,112,666
Unitil Corp.	2,171	110,091
Vistra Corp.	97,545	2,560,556
WEC Energy Group, Inc.	7,274	641,858
Xcel Energy, Inc.	10,406	646,941

		43,595,760

Total common stocks (cost $1,260,721,033)		$1,773,761,089

CORPORATE BONDS AND NOTES (9.0%)(a)
		Principal amount	Value
Basic materials (0.8%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$465,000	$485,307
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		85,000	76,516
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		385,000	372,590
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		240,000	242,742
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		440,000	374,550
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		80,000	75,913
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		260,000	230,100
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		263,000	259,795
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		315,000	284,756
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		125,000	124,188
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		145,000	126,172
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		175,000	167,512
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		143,000	144,240
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		355,000	352,557
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,137,000	1,131,119
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		170,000	147,314
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, 3/14/53 (Mexico)		200,000	202,000
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		814,000	704,646
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		280,000	270,053
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		95,000	82,099
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		255,000	226,925
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		305,000	294,051
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	244,933
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	91,772
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		$150,000	117,750
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		390,000	398,775
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		200,000	196,881
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		170,000	166,259
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		280,000	261,084
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		210,000	200,150
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		328,000	268,575
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	180,000	171,949
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$150,000	129,376
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		150,000	131,165
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		305,000	236,375
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		235,000	216,381
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		130,000	103,784
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		286,000	261,562
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		225,000	191,531
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		150,000	113,063
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		205,000	173,962
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		251,000	235,290
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		47,000	31,395
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		83,000	65,772
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	118,259
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$235,000	205,707
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		375,000	313,200
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		220,000	203,060
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		320,000	317,923
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	147,861
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		410,000	358,750
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		200,000	164,522
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		580,000	515,450
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		67,000	62,006
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	289,666
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		129,000	121,792
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	125,000	106,969
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$200,000	195,060
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	188,058
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		295,000	226,044
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		520,000	464,363
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		380,000	318,381
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	240,352
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		305,000	256,200
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		275,000	127,188
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		335,000	278,396
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		265,000	270,914
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		403,000	252,152
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		202,000	134,411
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		638,000	598,718
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	349,722
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		106,000	120,055
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		30,000	33,478
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		155,000	143,752
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		290,000	284,200
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		310,000	253,983

			18,043,521
Capital goods (0.7%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		165,000	166,650
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		120,000	101,373
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		355,000	334,531
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	164,422
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		165,000	147,175
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland)(PIK)		200,000	162,029
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	210,000	169,841
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$260,000	205,918
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		240,000	223,545
Ball Corp. company guaranty sr. unsec. notes 6.00%, 6/15/29		25,000	24,750
Ball Corp. company guaranty sr. unsec. notes 3.125%, 9/15/31		185,000	151,931
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		24,000	23,070
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		180,000	155,269
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		450,000	405,781
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		785,000	720,479
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		140,000	98,119
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		5,000	4,987
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		335,000	332,743
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		325,000	331,583
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		210,000	222,813
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	144,088
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		200,000	199,300
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	192,047
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$150,000	150,939
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		380,000	328,700
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		165,000	170,573
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)		430,000	425,163
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		275,000	271,906
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		165,000	146,847
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		290,000	264,947
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		50,000	44,703
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		630,000	526,195
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	131,922
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		165,000	167,977
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		570,000	498,186
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	220,522
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		202,000	194,239
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		55,000	43,530
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		225,000	214,389
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		220,000	211,450
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		90,000	79,227
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		440,000	356,360
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		525,000	416,861
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		535,000	498,930
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		146,000	140,555
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		145,000	125,010
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		350,000	354,375
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		30,000	30,049
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		65,000	61,895
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33		60,000	60,820
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		445,000	428,595
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		95,000	95,950
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		190,000	197,600
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		410,000	367,322
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		600,000	534,171
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		260,000	252,794
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		200,000	165,183
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		280,000	260,310
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		185,000	182,596
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		230,000	216,936
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	214,383
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		235,000	209,046
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		235,000	233,851
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		310,000	310,775
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	110,000	106,997
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$375,000	337,865
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		56,000	48,806
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		265,000	243,738
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		105,000	97,335
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		495,000	504,928

			15,827,895
Communication services (0.8%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		275,000	196,664
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	151,021
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	141,975
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		397,000	329,204
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		154,000	132,825
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		505,000	459,434
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		476,000	440,990
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		172,000	154,690
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,018,000	712,667
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		476,000	373,887
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		547,000	482,829
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		130,000	126,380
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		160,000	127,753
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		110,000	99,450
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,200,000	1,026,100
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		180,000	145,615
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		510,000	424,667
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		380,000	357,245
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		220,000	165,990
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		180,000	176,516
Charter Communications Operating, LLC/Charter Communications Operating Capital sr. bonds 3.70%, 4/1/51		205,000	129,535
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		107,000	67,794
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		224,000	170,478
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		130,000	107,299
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		157,000	144,152
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		290,000	269,660
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		250,000	233,012
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		319,000	298,158
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		228,000	199,603
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		112,000	106,388
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		340,000	160,538
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		195,000	233,529
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		155,000	95,010
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		15,000	13,119
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		235,000	109,121
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		210,000	156,195
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	92,250
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		550,000	332,437
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		142,000	124,665
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		820,000	751,852
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		370,000	339,572
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		200,000	195,475
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		148,500	150,673
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		545,000	350,907
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)		166,000	192,118
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		441,000	467,457
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		600,000	480,023
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		108,000	99,497
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		862,000	815,973
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54		30,000	30,982
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		125,000	122,753
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		160,000	135,242
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		21,000	20,843
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28		365,000	359,431
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		205,000	223,472
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		520,000	433,996
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		487,000	354,156
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		243,000	202,889
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		335,000	309,196
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,264,000	1,218,501
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		216,000	189,750
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		580,000	474,875

			17,188,478
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.882%, perpetual maturity		62,000	62,000

			62,000
Consumer cyclicals (1.3%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		390,000	336,863
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		240,000	222,000
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		148,000	127,124
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		390,000	287,783
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL sr. notes Ser. REGS, 3.625%, 6/1/28	EUR	150,000	130,487
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		$710,000	668,010
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		53,000	44,573
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		135,000	94,922
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		320,000	291,635
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		265,000	226,221
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		25,000	21,767
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		90,000	79,886
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		155,000	117,595
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		120,000	107,967
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		250,000	253,330
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		26,000	27,599
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		385,000	371,674
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		110,000	96,856
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		205,000	134,620
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		380,000	380,950
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		665,000	550,768
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		321,000	282,956
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		280,000	272,821
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		480,000	428,810
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		360,000	361,526
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		270,000	235,767
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		430,000	435,084
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		65,000	61,425
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		35,000	37,131
Carnival Corp. 144A notes 10.50%, 2/1/26		180,000	189,218
Carnival Corp. 144A notes 9.875%, 8/1/27		125,000	130,204
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		505,000	464,898
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		50,000	54,686
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		215,000	185,051
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		355,000	329,706
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		27,000	27,415
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		230,000	218,213
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		255,000	224,302
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		250,000	196,250
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		590,000	517,031
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	705,048
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		495,000	433,501
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		430,000	402,471
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		75,000	74,438
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		145,000	132,675
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		220,000	180,281
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		315,000	274,339
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		42,000	37,332
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		725,000	480,521
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		158,000	152,643
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		140,000	141,050
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		490,000	456,886
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		195,000	189,166
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		184,000	183,528
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		337,000	330,030
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		453,499	302,112
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		698,000	671,470
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		32,000	26,049
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		95,000	95,831
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		115,000	101,850
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		290,000	242,150
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		310,000	276,601
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		175,000	144,769
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		379,000	367,726
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		565,000	467,538
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		285,000	278,391
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	120,639
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		140,000	122,482
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		35,000	31,189
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	85,790
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		340,000	285,598
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		255,000	220,446
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		250,000	219,958
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		140,000	128,828
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		395,000	342,264
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		420,000	358,474
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		120,000	80,855
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		105,000	86,625
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		520,000	418,976
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		125,000	121,563
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		95,000	90,013
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		495,000	454,416
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	515,000	546,610
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$155,000	160,084
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		150,000	146,463
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		427,000	428,582
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		116,000	105,835
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		255,000	223,841
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	374,591
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		180,000	163,386
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 4.25%, 1/15/29		15,000	12,605
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		115,000	102,511
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26		57,000	54,257
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		121,000	108,993
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		410,000	383,386
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		120,000	105,837
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		420,000	393,457
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		80,000	79,543
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		70,000	65,975
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		215,000	160,866
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		170,000	172,183
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		300,000	319,624
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		185,000	175,401
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		65,000	59,667
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		20,000	17,429
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27		120,000	110,682
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		87,000	68,513
Sabre GLBL, Inc. 144A company guaranty sr. notes 7.375%, 9/1/25		115,000	102,075
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		195,000	171,600
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		365,000	365,456
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		110,000	109,413
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		600,000	515,559
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		120,000	94,486
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		130,000	104,967
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		115,000	93,088
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	187,554
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		320,000	247,454
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		225,000	195,496
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		145,000	99,394
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		375,000	334,716
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	200,000	193,365
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	72,454
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		120,000	114,366
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	18,625
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		380,000	329,117
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		210,000	176,925
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		330,000	296,198
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		215,000	171,478
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	175,205
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		215,000	207,475
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		210,000	193,893
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		135,000	130,534
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		195,000	186,480
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		145,000	143,913
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		410,000	396,285
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		120,000	114,254
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		230,000	200,360
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		395,000	288,350
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		194,000	251,186
Walt Disney Co. (The) company guaranty sr. unsec. notes 2.20%, 1/13/28		78,000	70,489
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		1,192,000	1,057,155
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		450,000	419,745
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		195,000	176,719
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		290,000	274,703
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		240,000	238,800
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		310,000	277,820

			32,879,109
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		495,000	423,637
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		335,000	309,263
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		285,000	263,118
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		425,000	402,689
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		205,000	208,475
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46		357,000	341,217
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		343,000	323,291
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		200,000	156,941
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		555,000	521,787
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		295,000	252,766
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		140,000	121,817
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		190,000	217,124
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		226,000	226,145
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		185,000	180,178
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		129,000	119,852
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		60,000	52,650
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		175,000	148,932
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		280,000	268,281
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	120,600
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		355,000	307,957
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33		263,000	266,107
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53		47,000	47,970
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		785,000	791,225
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		420,000	345,473
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		126,000	118,765
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		135,000	127,384
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		468,000	449,334
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		450,000	402,171
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		113,000	104,798
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		240,000	197,266
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		50,000	42,825
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		715,000	656,799
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		985,000	958,528
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		145,000	136,206
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		455,000	255,938
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		305,000	305,000
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		175,000	160,221
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		95,000	90,294

			10,423,024
Energy (0.8%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		150,000	152,127
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	110,593
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		305,000	247,813
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		300,000	273,993
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		270,000	257,001
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		24,000	22,961
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		400,000	376,618
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		265,000	262,061
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		490,000	462,497
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		87,000	91,244
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		440,000	433,400
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		122,000	119,933
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		180,000	158,488
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		25,000	20,566
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		250,000	247,844
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		155,000	156,752
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		305,000	309,209
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		265,000	230,065
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		205,000	187,564
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		195,000	185,378
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		305,000	323,690
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	195,345
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	136,174
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		170,000	159,723
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		435,000	394,800
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		640,000	626,035
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23		72,000	71,640
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		570,000	551,579
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		195,000	204,171
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	23,537
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		145,000	134,124
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		210,000	196,537
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		120,000	104,700
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		295,000	290,206
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)		260,000	246,350
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		305,000	289,899
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		265,000	256,446
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		225,000	214,094
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		60,000	60,924
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		800,000	788,472
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		138,000	149,069
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		235,000	256,582
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		130,000	128,223
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		485,000	475,383
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		205,000	219,842
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		70,000	69,093
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28		55,000	49,284
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		475,000	430,299
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		465,000	442,088
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		159,000	155,582
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		141,000	141,212
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		116,000	88,201
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		350,000	311,029
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)		450,000	411,750
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		530,000	523,348
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		560,000	516,575
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		184,000	174,389
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		62,000	61,026
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		565,000	538,100
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		90,000	87,413
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		240,000	233,930
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		275,000	264,000
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		115,000	112,377
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		240,000	223,969
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		655,000	616,790
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		190,000	178,383
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		205,000	180,400
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		210,000	191,888
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		240,000	221,794
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		211,250	208,345
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		105,000	107,231
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		115,000	116,725
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		215,000	222,794
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		405,000	396,736
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	109,813
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		240,000	209,662
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		300,000	302,450
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		135,000	137,111
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	67,180

			18,904,619
Financials (2.0%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	192,890
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		600,000	490,859
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)		150,000	149,437
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		600,000	549,506
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		210,000	199,974
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		195,000	161,975
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		434,000	407,911
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		519,000	448,949
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		385,000	361,900
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		562,000	583,424
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		250,000	232,082
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		200,000	159,623
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		95,000	85,783
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)		200,000	186,127
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		495,000	428,887
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		217,000	201,184
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		285,000	247,121
Athene Global Funding 144A notes 1.985%, 8/19/28		440,000	353,091
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	195,574
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)		200,000	173,642
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	188,578
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		800,000	633,778
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		800,000	776,933
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		297,000	294,476
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		35,000	34,903
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		1,055,000	941,867
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		190,000	159,074
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		1,350,000	1,154,418
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,030,000	1,086,255
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		270,000	256,493
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		375,000	260,954
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		90,000	82,079
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		120,000	89,044
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		200,000	153,310
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	191,930
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)		535,000	529,907
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		327,000	313,790
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		926,000	653,952
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		278,000	232,825
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,422,000	1,329,417
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26		15,000	14,980
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		323,000	306,077
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		240,000	205,337
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		270,000	257,804
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		160,000	154,904
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25		340,000	321,992
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	198,657
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		250,000	176,250
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		580,000	537,587
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		182,000	166,638
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		230,000	206,843
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		285,000	257,639
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		585,000	536,427
Credit Suisse Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		308,000	269,090
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	379,823
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		835,000	751,984
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	106,472
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		468,000	450,407
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		364,000	356,837
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		649,000	640,230
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		230,000	227,469
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		775,000	635,209
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		240,000	222,161
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		283,000	275,928
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		220,000	202,512
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		125,000	108,227
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		623,000	590,799
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		55,000	53,302
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33		100,000	101,644
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32		191,000	154,481
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26		137,000	122,233
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		175,000	141,297
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		96,000	93,976
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		70,000	67,908
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		135,000	123,134
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		66,000	51,018
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,531,000	1,446,015
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		114,000	97,091
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		122,000	131,216
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		170,000	175,542
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		465,000	463,770
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		70,000	62,796
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		361,000	254,510
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		210,000	191,124
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		390,000	336,336
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		115,000	90,356
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		280,000	197,739
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		140,000	107,919
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		104,000	101,259
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		520,000	387,550
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		94,000	93,784
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		563,000	524,998
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 6.321%, 5/15/47		116,000	97,254
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		44,000	38,727
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,485,000	1,220,830
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,350,000	1,265,572
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		78,000	75,092
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		160,000	138,504
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		205,000	166,836
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	61,379
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		415,000	360,598
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		215,000	205,330
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		175,000	164,573
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		212,000	205,929
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		255,000	244,318
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		1,365,000	1,274,330
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27		470,000	445,011
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53		45,000	46,075
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28		155,000	155,224
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		40,000	40,157
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		455,000	373,757
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		190,000	166,430
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)		265,000	262,075
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		155,000	126,151
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		110,000	108,074
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	113,192
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		325,000	276,298
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		225,000	183,507
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		225,000	212,625
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		360,000	321,552
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		725,000	666,915
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		113,000	95,775
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		47,000	42,348
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		285,000	277,503
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		80,000	78,560
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		431,000	319,793
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)		800,000	792,688
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		435,000	401,345
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		250,000	230,774
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		310,000	297,946
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		206,000	188,243
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		630,000	460,837
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		245,000	243,163
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		411,000	389,148
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		154,000	141,270
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		104,000	91,562
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		1,935,000	1,655,598
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		219,000	213,983
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		94,000	88,523
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		170,000	113,964

			44,442,541
Health care (0.8%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		25,000	25,063
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		270,000	262,499
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		265,000	1,988
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	205,971
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		51,000	51,402
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		105,000	105,329
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		495,000	495,020
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		347,000	321,267
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		210,000	134,442
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		420,000	249,984
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		96,000	91,274
Becton, Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31		500,000	405,093
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24		501,000	487,869
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		220,000	183,325
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		275,000	253,120
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		115,000	99,475
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	92,006
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	112,021
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	21,031
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		90,000	79,311
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	96,850
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		195,000	121,781
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		530,000	417,495
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		243,000	242,781
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		736,000	679,233
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		5,669	5,691
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		121,219	111,881
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		155,000	120,484
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		255,000	247,419
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		145,000	148,930
Fortrea Holdings, Inc. 144A company guaranty sr. notes 7.50%, 7/1/30		30,000	30,719
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		110,000	111,348
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		76,000	73,315
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		118,000	109,196
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		240,000	238,114
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		110,000	96,420
HCA, Inc. 144A company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		410,000	355,883
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53		45,000	44,762
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		250,000	254,373
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		390,000	347,954
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		193,000	32,556
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		19,000	18,657
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	335,376
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		122,000	117,418
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		405,000	340,864
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		640,000	556,200
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		190,000	164,863
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	586,402
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		70,000	61,611
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		495,000	439,328
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		345,000	313,005
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		145,000	120,406
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		105,000	109,167
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		148,000	147,442
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		622,000	611,359
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		305,000	287,965
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	480,531
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	301,510
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		142,000	134,545
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		150,000	125,446
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		335,000	286,770
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		550,000	525,072
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		535,000	521,085
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		215,000	194,237
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		345,000	340,067
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		225,000	235,406
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	206,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		1,065,000	966,062
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	210,211
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	709,334
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		291,000	254,234
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		335,000	321,419
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		157,000	131,009

			17,718,176
Technology (0.7%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		295,000	179,447
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		305,000	282,301
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		240,000	162,132
Apple, Inc. sr. unsec. notes 4.00%, 5/10/28		655,000	644,359
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		275,000	269,070
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		917,000	870,830
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	280,193
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		755,000	656,995
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		195,000	168,061
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		65,000	65,058
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		494,000	471,074
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,147,000	1,059,553
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		80,000	60,460
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		190,000	187,870
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		405,000	350,325
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		455,000	403,633
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		105,000	97,857
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		84,000	78,294
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		170,000	135,997
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		475,000	409,610
Gen Digital Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		140,000	140,234
Google, LLC sr. unsec. notes 3.375%, 2/25/24		335,000	330,753
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		550,000	478,338
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		265,000	264,795
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		221,000	192,168
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		124,000	117,730
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		799,000	594,430
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50		60,000	41,505
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		930,000	872,799
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27		70,000	67,315
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		152,000	131,083
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		145,000	144,275
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		55,000	41,587
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		305,000	234,981
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30		295,000	257,495
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		870,000	669,799
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		885,000	787,987
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		610,000	513,163
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		320,000	217,039
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		320,000	224,960
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		430,000	367,861
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		315,000	249,405
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		335,000	284,750
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		440,000	366,351
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		355,000	302,017
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29		100,000	92,474
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		860,000	739,678

			15,558,091
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		235,000	228,180
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		235,000	232,812
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		645,000	579,769
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		240,000	206,260
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		425,000	412,543
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		113,000	104,151
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		145,000	136,859
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		210,000	207,249
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	82,005
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		90,000	85,510
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		580,000	551,173

			2,826,511
Utilities and power (0.5%)
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28		145,000	142,381
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		188,000	167,920
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		230,000	185,906
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		510,000	486,317
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		95,000	78,559
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		60,000	50,938
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		105,000	77,700
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		205,000	185,066
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		175,000	156,796
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		48,000	46,354
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		45,000	37,218
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		25,000	21,092
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		130,000	110,178
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33		45,000	44,667
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		350,000	283,895
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		445,000	410,854
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		80,000	87,216
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		385,000	357,587
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		186,000	185,278
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, 6/15/53 (France)		200,000	205,500
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		355,000	295,504
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		210,000	202,530
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		625,000	563,943
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		84,000	83,545
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		79,000	74,851
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,455,000	1,113,176
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		151,000	132,197
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		755,000	639,542
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53		110,000	113,260
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		330,000	325,334
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		50,000	50,335
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		140,000	126,662
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		70,000	67,677
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33		305,000	295,569
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26		115,000	101,792
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		290,000	291,090
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		99,000	95,670
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		595,000	458,439
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		95,000	89,582
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		45,000	46,083
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		405,000	330,878
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	100,761
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		50,000	42,709
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		570,000	560,830
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		380,000	340,591
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		75,000	76,887
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		140,000	140,859
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		135,000	126,224
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		100,000	87,250
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		212,000	187,869
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		204,000	197,025
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		180,000	173,204
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		150,000	140,403

			10,993,693

Total corporate bonds and notes (cost $225,972,972)			$204,867,658

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.4%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$313,948	$324,617
5.00%, 5/20/49	11,282	11,174
4.70%, with due dates from 5/20/67 to 8/20/67	91,319	89,191
4.639%, 6/20/67	51,508	50,075
4.552%, 3/20/67	60,597	58,731
4.50%, TBA, 7/1/53	7,000,000	6,754,051
4.50%, 5/20/49	51,208	49,921
4.00%, TBA, 7/1/53	5,000,000	4,727,639
3.00%, TBA, 7/1/53	9,000,000	8,040,184
3.00%, with due dates from 8/20/49 to 4/20/51	11,829,264	10,654,648

		30,760,231
U.S. Government Agency Mortgage Obligations (11.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	299,758	307,022
6.00%, 5/1/53	799,320	808,891
5.50%, 5/1/53	997,631	995,477
4.00%, 9/1/45	143,965	138,695
3.00%, with due dates from 2/1/47 to 1/1/48	4,415,395	3,943,314
2.50%, with due dates from 8/1/50 to 8/1/51	2,148,100	1,829,397
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,839,324	1,883,242
6.00%, 5/1/53	1,223,974	1,239,777
4.50%, with due dates from 2/1/39 to 4/1/39	16,008	15,692
4.00%, 1/1/57	446,998	422,252
4.00%, with due dates from 6/1/48 to 5/1/49	4,154,495	3,948,245
3.50%, 6/1/56	1,307,491	1,197,456
3.50%, with due dates from 4/1/52 to 5/1/52	1,842,520	1,690,625
3.00%, with due dates from 4/1/46 to 11/1/48	6,174,028	5,540,631
2.50%, with due dates from 7/1/50 to 8/1/51	19,603,594	16,695,377
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/53	4,000,000	4,034,062
6.00%, TBA, 7/1/53	4,000,000	4,035,312
5.50%, TBA, 8/1/53	19,000,000	18,909,438
5.50%, TBA, 7/1/53	38,000,000	34,775,928
5.00%, TBA, 8/1/53	14,000,000	13,721,095
5.00%, TBA, 7/1/53	40,000,000	39,189,064
4.50%, TBA, 7/1/53	9,000,000	8,652,654
4.00%, TBA, 7/1/53	2,000,000	1,876,796
3.50%, TBA, 8/1/53	10,000,000	9,118,749
3.50%, TBA, 7/1/53	10,000,000	9,112,110
3.00%, TBA, 7/1/53	22,000,000	19,301,568
2.50%, TBA, 8/1/53	15,000,000	12,730,076
2.50%, TBA, 7/1/53	26,000,000	22,045,166
2.50%, TBA, 7/1/38	13,000,000	11,830,001

		249,988,112

Total U.S. government and agency mortgage obligations (cost $292,322,295)		$280,748,343

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.875%, 2/28/27(i)	$91,000	$84,002

Total U.S. treasury obligations (cost $84,002)		$84,002

MORTGAGE-BACKED SECURITIES (2.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.4%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	$2,122,811	$404,834
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,931,708	620,352
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,850,625	866,190
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 4.28%, 3/15/35	19,381	19,428
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	3,827,872	740,157
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	42,134	8,404
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,992,480	630,005
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	3,146,706	618,736
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	3,683,836	651,761
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,310,057	393,119
REMICs Ser. 5167, IO, 3.00%, 11/25/51	4,967,944	789,655
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.857%, 4/15/44	3,392,872	306,454
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,692,842	478,922
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	5,060,747	594,952
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	4,967,206	548,380
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,458,810	586,509
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.00%, 9/25/47	3,245,943	348,276
FRB Ser. 02-W8, Class 1, IO, 0.294%, 6/25/42(WAC)	187,666	1,087
REMICs Ser. 01-79, Class BI, IO, 0.243%, 3/25/45(WAC)	74,922	420
REMICs Ser. 03-34, PO, zero %, 4/25/43	5,868	4,763
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	164,430	33,297
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,640,567	677,059
Ser. 15-H26, Class EI, IO, 1.735%, 10/20/65(WAC)	1,410,154	59,932
FRB Ser. 16-H16, Class LI, IO, 0.066%, 7/20/66(WAC)	7,975,852	292,661

		9,675,353
Commercial mortgage-backed securities (0.9%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 1.077%, 5/15/53(WAC)	4,145,716	197,116
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (ICE LIBOR USD 1 Month + 1.10%), 6.293%, 5/15/36 (Cayman Islands)	234,000	229,772
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 6.237%, 11/17/38 (Cayman Islands)	268,421	258,355
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 8.289%, 4/15/37	384,700	374,121
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49(WAC)	15,447	11
BANK FRB Ser. 19-BN20, Class XA, IO, 0.936%, 9/15/62(WAC)	3,764,492	144,398
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	762,000	611,926
FRB Ser. 19-C4, Class XA, IO, 1.703%, 8/15/52(WAC)	4,641,253	310,358
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	243,000	208,960
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.311%, 5/15/38 (Cayman Islands)	534,000	516,538
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	193,000	162,961
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	85,533	76,398
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	562,000	452,310
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	570,000	529,700
FRB Ser. 14-GC21, Class XA, IO, 1.284%, 5/10/47(WAC)	2,968,423	15,991
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.257%, 3/11/47(WAC)	459,000	426,890
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.032%, 11/10/46(WAC)	648,000	592,082
FRB Ser. 14-CR17, Class C, 4.942%, 5/10/47(WAC)	890,000	777,679
FRB Ser. 14-CR18, Class C, 4.893%, 7/15/47(WAC)	354,000	334,577
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	229,000	215,854
FRB Ser. 15-LC21, Class B, 4.471%, 7/10/48(WAC)	370,000	303,141
FRB Ser. 15-LC19, Class C, 4.355%, 2/10/48(WAC)	620,000	532,866
FRB Ser. 14-UBS6, Class XA, IO, 0.98%, 12/10/47(WAC)	4,965,001	39,248
FRB Ser. 13-CR11, Class XA, IO, 0.939%, 8/10/50(WAC)	1,307,086	196
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.985%, 7/10/46(WAC)	556,924	504,287
FRB Ser. 13-CR13, Class D, 5.032%, 11/10/46(WAC)	347,000	289,516
FRB Ser. 15-LC23, Class D, 3.698%, 10/10/48(WAC)	336,000	274,777
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.047%, 1/15/49(WAC)	1,119,720	—
CSAIL Commercial Mortgage Trust
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	323,000	294,163
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	321,000	291,909
Ser. 19-C17, Class AS, 3.278%, 9/15/52	428,000	358,604
FRB Ser. 20-C19, Class XA, IO, 1.224%, 3/15/53(WAC)	6,359,510	342,399
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.893%, 4/15/50(WAC)	645,000	378,289
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.538%, 8/10/44(WAC)	753,900	653,850
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.833%, 9/25/27(WAC)	5,108,824	132,460
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.842%, 6/10/47(WAC)	521,000	420,020
FRB Ser. 14-GC22, Class XA, IO, 1.089%, 6/10/47(WAC)	6,429,981	28,705
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.569%, 8/10/43(WAC)	246,000	193,764
FRB Ser. 13-GC14, Class B, 4.708%, 8/10/46(WAC)	247,000	236,546
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.783%, 4/15/47(WAC)	168,000	155,088
FRB Ser. 14-C22, Class C, 4.698%, 9/15/47(WAC)	473,000	394,975
FRB Ser. 14-C23, Class C, 4.629%, 9/15/47(WAC)	476,000	418,409
FRB Ser. 13-C12, Class B, 4.165%, 7/15/45(WAC)	29,397	28,413
FRB Ser. 13-C17, Class XA, IO, 0.829%, 1/15/47(WAC)	2,645,643	2,599
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.182%, 12/15/46(WAC)	450,000	428,740
Ser. 14-C20, Class AS, 4.043%, 7/15/47	351,000	338,102
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43(WAC)	141,832	2,943
FRB Ser. 13-LC11, Class XA, IO, 1.091%, 4/15/46(WAC)	932,266	21
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 5.129%, 5/15/45(WAC)	559,000	446,953
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	1,115,254	147
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.316%, 7/16/36 (Cayman Islands)	635,000	622,922
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.227%, 2/15/47(WAC)	418,603	407,932
FRB Ser. 14-C17, Class C, 4.638%, 8/15/47(WAC)	708,000	665,289
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	232,000	226,189
FRB Ser. 15-C24, Class B, 4.469%, 5/15/48(WAC)	225,000	209,039
Ser. 14-C19, Class C, 4.00%, 12/15/47	255,000	230,027
FRB Ser. 14-C17, Class XA, IO, 1.182%, 8/15/47(WAC)	3,579,160	15,605
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.673%, 11/15/45(WAC)	450,000	377,055
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	200,000	175,897
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.408%, 8/9/37 (Cayman Islands)	326,000	308,487
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.156%, 12/15/50(WAC)	3,550,582	117,890
FRB Ser. 18-C8, Class XA, IO, 0.965%, 2/15/51(WAC)	3,695,043	115,350
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.257%, 6/16/36	100,275	95,261
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.452%, 11/15/48(WAC)	187,521	114
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.435%, 7/15/46(WAC)	319,000	311,757
FRB Ser. 13-LC12, Class C, 4.435%, 7/15/46(WAC)	408,000	284,890
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	174,000	135,507
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	274,000	228,204
FRB Ser. 19-C52, Class XA, IO, 1.749%, 8/15/52(WAC)	3,516,169	227,928
FRB Ser. 14-LC16, Class XA, IO, 1.212%, 8/15/50(WAC)	7,085,133	36,063
FRB Ser. 16-LC25, Class XA, IO, 0.97%, 12/15/59(WAC)	4,501,350	99,957
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.435%, 7/15/46(WAC)	518,000	187,745
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.141%, 3/15/45(WAC)	849,000	681,306
FRB Ser. 14-C24, Class XA, IO, 0.983%, 11/15/47(WAC)	8,354,742	64,388
FRB Ser. 14-C22, Class XA, IO, 0.927%, 9/15/57(WAC)	17,425,068	103,871
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44(WAC)	206,195	46,136
FRB Ser. 13-C15, Class D, 4.584%, 8/15/46(WAC)	437,000	109,559

		20,011,495
Residential mortgage-backed securities (non-agency) (0.9%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 5.34%, 5/25/47	345,815	188,665
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	54,369	50,012
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	66,829	60,687
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 7.65%, 10/25/29 (Bermuda)	153,095	153,327
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.067%, 8/25/69	294,026	273,217
Ser. 21-C, Class A1, 1.62%, 3/1/61	286,765	259,539
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	285,000	247,171
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,129,000	1,053,792
Citigroup Mortgage Loan Trust 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	140,306	136,045
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.439%, 5/25/35(WAC)	113,106	109,677
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	2,358	2,301
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 5.53%, 8/25/46	676,211	558,610
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 5.50%, 12/25/35	483,160	318,469
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 5.337%, 2/20/47	230,312	178,495
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 4.916%, 6/25/46	426,889	361,860
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 4.048%, 11/20/35	277,318	246,767
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	172,473	158,249
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	173,265	158,956
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.85%, 11/25/28 (Bermuda)	227,125	228,080
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 10.15%, 12/25/28	229,809	245,573
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.85%, 4/25/28	269,019	283,552
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (ICE LIBOR USD 1 Month + 4.25%), 9.40%, 11/25/23	195,248	197,902
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 8.70%, 8/25/29	134,611	140,080
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 9.867%, 10/25/50	286,000	306,378
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.017%, 6/25/42	540,670	550,458
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.867%, 10/25/50	43,334	43,956
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.717%, 7/25/42	498,276	506,373
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 7.55%, 2/25/47	144,159	145,595
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.367%, 8/25/33	423,643	423,908
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.367%, 8/25/42	51,079	51,388
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.267%, 5/25/42	256,786	258,391
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.217%, 9/25/42	34,243	34,451
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (ICE LIBOR USD 1 Month + 1.95%), 7.10%, 10/25/49	1,795	1,800
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.067%, 6/25/43	37,000	37,116
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.067%, 4/25/42	98,722	98,969
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 7.05%, 1/25/50	28,023	28,101
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.917%, 1/25/42	168,000	162,612
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.367%, 2/25/42	229,579	228,288
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 6.15%, 2/25/47	995,051	988,631
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.067%, 1/25/42	65,211	64,155
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.917%, 9/25/41	91,831	89,166
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.867%, 10/25/41	285,687	284,648
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	254,811	248,050
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 12.10%, 8/25/28	262,603	276,983
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.90%, 8/25/28	354,923	381,203
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 11.15%, 9/25/28	244,719	257,761
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 11.05%, 10/25/28	54,895	58,463
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.85%, 4/25/28	496,484	528,755
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 10.70%, 4/25/28	544,069	568,306
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 10.45%, 10/25/28	7,676	8,161
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 10.15%, 11/25/24	2,529	2,551
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 9.60%, 1/25/29	478,411	502,764
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (ICE LIBOR USD 1 Month + 4.40%), 9.55%, 1/25/24	7,319	7,437
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 9.50%, 5/25/29	381,055	401,715
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.40%, 4/25/29	276,768	290,465
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.40%, 1/25/29	572,632	597,898
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.80%, 9/25/29	47,000	48,711
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 8.70%, 7/25/29	376,879	390,847
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 8.05%, 7/25/24	39,574	40,144
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (ICE LIBOR USD 1 Month + 2.80%), 7.95%, 2/25/30	83,000	84,038
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month + 2.35%), 7.50%, 1/25/31	124,547	126,259
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (ICE LIBOR USD 1 Month + 2.20%), 7.35%, 8/25/30	5,578	5,688
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 6.40%, 7/25/29	28,911	28,916
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.067%, 4/25/42	581,000	578,903
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.017%, 6/25/42	162,493	166,295
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.817%, 5/25/42	40,195	40,963
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.617%, 7/25/42	57,226	58,036
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.567%, 9/25/42	155,784	156,661
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.40%), 7.55%, 4/25/31	6,579	6,601
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (ICE LIBOR USD 1 Month + 2.30%), 7.45%, 8/25/31	2,324	2,324
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 7.30%, 11/25/39	74,489	74,775
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%), 7.30%, 9/25/31	1,907	1,910
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 7.20%, 1/25/40	262,695	264,032
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.167%, 3/25/42	197,673	198,570
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.067%, 3/25/42	111,820	112,133
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.267%, 1/25/42	82,752	82,313
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.067%, 12/25/41	133,293	132,592
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.967%, 11/25/41	44,123	43,960
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.917%, 12/25/41	6,257	6,217
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 5.817%, 10/25/41	15,822	15,779
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	490,152	470,604
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	242,062	210,323
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 6.25%, 11/25/59	259,927	259,037
FRB Ser. 20-GS1, Class A1, 5.882%, 10/25/59	244,965	240,285
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	125,495	123,486
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 5.95%, 2/25/34	319,864	310,588
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	540,499	533,496
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (ICE LIBOR USD 1 Month + 0.83%), 5.975%, 8/25/34	79,390	71,925
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.159%, 8/26/47(WAC)	93,887	89,813
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (ICE LIBOR USD 1 Month + 1.13%), 6.275%, 10/25/33	105,899	99,224
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 6.20%, 10/25/34	231,232	221,724
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	189,000	179,002
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	294,110
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	407,000	336,130
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 6.00%, 5/25/47	528,321	430,353
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 2.24%, 6/25/24	150,000	148,593
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	177,000	157,745
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 6.11%, 7/25/45	104,266	94,653
FRB Ser. 05-AR11, Class A1B3, (ICE LIBOR USD 1 Month + 0.80%), 5.95%, 8/25/45	147,780	139,487
FRB Ser. 07-HY2, Class 1A1, 3.768%, 12/25/36(WAC)	218,170	196,013

		21,319,180

Total mortgage-backed securities (cost $54,399,223)		$51,006,028

COLLATERALIZED LOAN OBLIGATIONS (0.7%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 6.343%, 4/23/34 (Cayman Islands)	$250,000	$245,439
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 6.36%, 4/15/34 (Cayman Islands)	283,000	279,276
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.386%, 1/21/35 (Cayman Islands)	278,000	272,074
AIG CLO, LLC 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34	250,000	245,641
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 6.373%, 4/22/34	250,000	245,524
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 6.405%, 10/25/32 (Cayman Islands)	300,000	294,632
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.039%, 7/24/36 (Jersey)(FWC)	308,000	308,000
Ballyrock CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 6.40%, 10/20/34 (Cayman Islands)	350,000	344,216
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 6.855%, 4/20/36 (Cayman Islands)	296,000	294,575
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.523%, 11/22/34 (Cayman Islands)	711,000	690,677
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.43%, 10/15/34 (Cayman Islands)	250,000	245,859
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 6.33%, 7/15/31 (Cayman Islands)	550,000	543,420
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 6.36%, 4/20/32 (Cayman Islands)	490,000	483,647
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34 (Cayman Islands)	250,000	246,057
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.24%), 6.50%, 7/15/36	332,000	325,830
Elmwood CLO 19, Ltd. 144A FRB Ser. 22-6A, Class A, (CME Term SOFR 3 Month + 2.20%), 7.186%, 10/17/34 (Cayman Islands)	250,000	250,137
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.857%, 4/16/36 (Cayman Islands)	250,000	249,215
GoldenTree Loan Management US CLO 1, Ltd. 144A FRB Ser. 21-9A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 6.32%, 1/20/33 (Cayman Islands)	300,000	295,634
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 6.49%, 10/15/31 (Cayman Islands)	249,053	247,545
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 6.63%, 4/15/33 (Cayman Islands)	500,000	494,574
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (ICE LIBOR USD 3 Month + 1.22%), 6.47%, 4/20/34 (Cayman Islands)	250,000	244,756
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.17%), 6.443%, 7/28/34	250,000	242,469
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (ICE LIBOR USD 3 Month + 1.24%), 6.495%, 7/25/34 (Cayman Islands)	250,000	246,454
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), zero %, 7/16/36 (Cayman Islands)(FWC)	250,000	250,000
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 6.33%, 4/20/31 (Cayman Islands)	566,000	556,488
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.673%, 10/22/30 (Cayman Islands)	300,000	292,193
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 6.58%, 4/15/32 (Cayman Islands)	323,000	318,817
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.55%, 1/15/35 (Cayman Islands)	250,000	242,290
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 6.61%, 4/15/31 (Cayman Islands)	250,000	246,436
Neuberger Berman Loan Advisers CLO 34, Ltd. 144A FRB Ser. 22-34A, Class A1R, (CME Term SOFR 3 Month + 1.24%), 6.288%, 1/20/35 (Cayman Islands)	250,000	246,069
Neuberger Berman Loan Advisers CLO 47, Ltd. 144A FRB Ser. 22-47A, Class A, (CME Term SOFR 3 Month + 1.30%), 6.29%, 4/14/35 (Cayman Islands)	250,000	244,743
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 6.29%, 7/20/32 (Cayman Islands)	318,000	313,277
Palmer Square CLO, Ltd. 144A FRB Ser. 22-5A, Class A, (CME Term SOFR 3 Month + 2.00%), 7.048%, 10/20/35 (Jersey)	250,000	250,364
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 7.321%, 5/15/32 (Cayman Islands)	628,000	612,812
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.39%), 6.64%, 1/20/34 (Cayman Islands)	250,000	245,656
Regatta XIX Funding, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME Term SOFR 3 Month + 1.32%), 6.368%, 4/20/35 (Cayman Islands)	250,000	243,825
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 6.38%, 4/15/36 (Cayman Islands)	297,000	291,636
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 6.684%, 8/13/31 (Jersey)	300,000	295,854
Shackleton CLO, Ltd. 144A FRB Ser. 18-4RA, Class A1A, (ICE LIBOR USD 3 Month + 1.00%), 6.242%, 4/13/31 (Cayman Islands)	249,201	245,984
Sound Point CLO IX, Ltd. 144A FRB Ser. 21-2A, Class ARRR, (ICE LIBOR USD 3 Month + 1.21%), 6.46%, 7/20/32 (Cayman Islands)	250,000	245,216
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 6.43%, 7/15/34 (Cayman Islands)	500,000	480,043
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34 (Cayman Islands)	322,000	312,709
Steele Creek CLO, Ltd. 144A FRB Ser. 17-1A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 6.51%, 10/15/30 (Cayman Islands)	308,863	305,280
TCW Gem CLO, Ltd. 144A FRB Ser. 23-1A, Class A1N, (CME Term SOFR 3 Month + 2.07%), 6.861%, 4/28/36 (Cayman Islands)	250,000	249,739
Venture 33 CLO, Ltd. 144A FRB Ser. 21-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 6.32%, 7/15/31 (Cayman Islands)	495,000	488,823
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 6.41%, 7/15/32 (Cayman Islands)	250,000	244,998
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (ICE LIBOR USD 3 Month + 1.26%), 6.52%, 1/15/32 (Cayman Islands)	250,000	246,103
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 6.95%, 1/20/29 (Cayman Islands)	250,000	242,959
Voya CLO, Ltd. 144A FRB Ser. 18-1A, Class AAR2, (CME Term SOFR 3 Month + 1.25%), 6.233%, 4/18/31 (Cayman Islands)	496,134	491,473
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 1/20/35 (Cayman Islands)	250,000	242,520
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.33%), 6.58%, 10/20/33	395,000	389,135
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 6.75%, 7/15/32	549,000	541,683

Total collateralized loan obligations (cost $16,755,671)		$16,712,776

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	$230,655
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$400,000	310,500
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		427,000	378,363
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		760,000	670,700
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		370,000	361,647
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)		370,000	323,684
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		225,000	196,594
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		350,000	339,500
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		605,000	608,579
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		271,000	265,268
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)		430,000	396,001
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		565,000	554,492
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		690,000	677,166
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		300,000	316,356
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		540,000	485,865
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)		490,000	406,700
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		230,000	223,675
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	173,000
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		646,000	584,630
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		360,000	336,600
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		290,000	238,573
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		820,000	686,807
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		240,000	244,478
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		90,000	110,715

Total foreign government and agency bonds and notes (cost $9,738,271)			$9,120,548

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Basic materials (—%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.242%, 12/7/29	$36,900	$36,946
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.16%, 8/15/26	30,000	29,879
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.75%), 8.953%, 11/23/27	262,587	246,569
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.104%, 2/4/26	186,826	177,018
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.453%, 10/15/28	115,000	113,898
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.347%, 4/3/28	115,000	113,802
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.318%, 4/3/28	316,384	312,922

		1,031,034
Capital goods (—%)
Adient US, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.467%, 4/1/28	111,125	111,033
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.334%, 6/15/28	184,529	180,516
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.50%, 6/1/28	279,005	271,751
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.602%, 7/31/27	117,621	116,460
Vertiv Group Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.75%), 8.019%, 3/2/27	387,876	386,057

		1,065,817
Communication services (—%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 8.788%, 7/31/27	142,340	134,433
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.217%, 7/22/27	442,914	432,519

		566,952
Consumer cyclicals (0.1%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 8.218%, 4/22/26	219,536	170,939
White Cap Buyer, LLC bank term loan FRN 10/19/27	185,280	183,375
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.807%, 8/21/26	291,967	278,305
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.703%, 2/20/29	118,000	118,175
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.23%), 8.447%, 5/1/26	147,114	126,959
Mattress Firm, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 9.95%, 9/21/28	218,845	213,739
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.754%, 4/15/28	159,352	140,748
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.004%, 4/11/29	175,000	153,650
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.953%, 1/29/28	464,553	463,006
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.342%, 2/28/27	125,000	27,500
Sabre GLBL, Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.00%), 10.203%, 6/30/28	68,269	54,069

		1,930,465
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.953%, 11/18/29	160,000	135,333
Brand Industrial Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.417%, 6/21/24	521,872	514,587
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.203%, 12/15/27	172,864	171,514
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 9.523%, 12/17/28	348,865	284,325
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.467%, 3/19/28	267,489	267,489

		1,373,248
Energy (—%)
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 9.288%, 5/27/28	279,300	278,602

		278,602
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.341%, 6/8/30	34,738	34,801

		34,801
Health care (—%)
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.829%, 4/22/27	131,300	93,223

		93,223
Technology (0.1%)
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 7.75%), 12.834%, 7/31/28	120,000	119,725
Genesys Cloud Services Holdings, LLC bank term loan FRN	180,838	180,192
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.538%, 6/3/28	205,979	189,157
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.467%, 8/31/29	210,000	203,175
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.443%, 11/28/25	117,600	116,424
Cloud Software Group, Inc. bank term loan FRN Ser. B	69,825	65,199
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 10.271%, 5/3/27	155,000	149,907
Vision Solutions, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.505%, 4/24/28	218,333	206,552

		1,230,331
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.019%, 4/20/28	110,000	112,200
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 9.292%, 4/21/28	178,942	178,595

		290,795

Total senior loans (cost $8,175,533)		$7,895,268

ASSET-BACKED SECURITIES (—%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.90%, 5/7/24	$337,133	$334,499
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.103%, 6/29/24	585,000	584,227
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 5.75%, 1/25/46	125,950	125,212

Total asset-backed securities (cost $1,046,689)		$1,043,938

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$63,438
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	130,000	97,305
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	230,000	171,695

Total convertible bonds and notes (cost $422,604)		$332,438

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.23%(AFF)	Shares	74,569,215	$74,569,215
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%(P)	Shares	500,000	500,000
U.S. Treasury Bills 5.317%, 11/9/23(SEG)(SEGSF)		$1,700,000	1,668,405
U.S. Treasury Bills 5.239%, 10/26/23(SEG)(SEGSF)		7,511,000	7,386,234
U.S. Treasury Bills 4.985%, 11/2/23(SEG)(SEGSF)		8,151,000	8,007,275

Total short-term investments (cost $92,141,897)			$92,131,129
TOTAL INVESTMENTS

Total investments (cost $1,961,780,190)			$2,437,703,217

	FORWARD CURRENCY CONTRACTS at 6/30/23 (aggregate face value $161,736,821) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	9/20/23	$7,682,338	$7,488,446	$(193,892)
		Canadian Dollar	Buy	7/19/23	1,958,881	1,954,337	4,544
		Canadian Dollar	Sell	7/19/23	1,958,881	1,934,880	(24,001)
		Canadian Dollar	Sell	10/18/23	1,961,742	1,957,264	(4,478)
		Euro	Buy	9/20/23	9,415,605	9,266,965	148,640
		New Taiwan Dollar	Buy	8/16/23	5,142,864	5,243,097	(100,233)
		Singapore Dollar	Buy	8/16/23	558,146	566,030	(7,884)
	Citibank, N.A.
		British Pound	Sell	9/20/23	6,114,698	5,963,176	(151,522)
		Hong Kong Dollar	Buy	8/16/23	371,637	372,069	(432)
	Goldman Sachs International
		Chinese Yuan (Offshore)	Buy	8/16/23	7,039,724	7,399,774	(360,050)
	JPMorgan Chase Bank N.A.
		British Pound	Buy	9/20/23	7,155,938	7,017,859	138,079
		Euro	Sell	9/20/23	114,357	113,195	(1,162)
		Japanese Yen	Buy	8/16/23	4,030,166	4,185,623	(155,457)
		Norwegian Krone	Sell	9/20/23	536,677	527,310	(9,367)
		South Korean Won	Buy	8/16/23	1,811,038	1,795,584	15,454
		Swedish Krona	Buy	9/20/23	2,891,461	2,928,875	(37,414)
	Morgan Stanley & Co. International PLC
		British Pound	Sell	9/20/23	7,646,262	7,454,003	(192,259)
		Euro	Sell	9/20/23	12,059,834	11,936,275	(123,559)
		Swedish Krona	Buy	9/20/23	4,045,347	4,098,090	(52,743)
	NatWest Markets PLC
		Canadian Dollar	Buy	7/19/23	6,935,927	6,918,837	17,090
		Canadian Dollar	Sell	7/19/23	6,935,927	6,850,398	(85,529)
		Canadian Dollar	Sell	10/18/23	6,946,055	6,928,710	(17,345)
		Euro	Sell	9/20/23	6,761,845	6,692,961	(68,884)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/19/23	2,547,558	2,589,473	(41,915)
		Australian Dollar	Sell	7/19/23	2,547,558	2,537,766	(9,792)
		Australian Dollar	Buy	10/18/23	2,553,912	2,543,852	10,060
		Chinese Yuan (Offshore)	Buy	8/16/23	2,492,159	2,619,481	(127,322)
		Danish Krone	Buy	9/20/23	2,330,016	2,296,487	33,529
		Euro	Sell	9/20/23	6,913,773	6,842,925	(70,848)
		Swiss Franc	Buy	9/20/23	5,112,769	5,076,355	36,414
	UBS AG
		British Pound	Sell	9/20/23	8,028,740	7,827,598	(201,142)
		Euro	Sell	9/20/23	91,354	90,431	(923)
	WestPac Banking Corp.
		Euro	Sell	9/20/23	8,214,090	8,131,177	(82,913)
		Japanese Yen	Sell	8/16/23	10,938,398	11,587,518	649,120

	Unrealized appreciation						1,052,930

	Unrealized (depreciation)						(2,121,066)

	Total						$(1,068,136)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	246	$26,220,218	$26,512,650	Sep-23	$169,526
Russell 2000 Index E-Mini (Long)	8	755,494	761,480	Sep-23	237
S&P 500 Index E-Mini (Long)	134	29,817,546	30,071,275	Sep-23	934,046
S&P 500 Index E-Mini (Short)	1,021	227,191,899	229,125,163	Sep-23	(7,099,237)
U.S. Treasury Bond 30 yr (Long)	118	14,974,938	14,974,937	Sep-23	12,242
U.S. Treasury Bond Ultra 30 yr (Long)	148	20,160,375	20,160,375	Sep-23	238,542
U.S. Treasury Bond Ultra 30 yr (Short)	6	817,313	817,313	Sep-23	(9,982)
U.S. Treasury Note 2 yr (Long)	202	41,075,438	41,075,438	Sep-23	(512,626)
U.S. Treasury Note 5 yr (Long)	380	40,695,625	40,695,625	Sep-23	(711,824)
U.S. Treasury Note 5 yr (Short)	28	2,998,625	2,998,625	Sep-23	53,296
U.S. Treasury Note 10 yr (Long)	223	25,035,234	25,035,234	Sep-23	(422,111)
U.S. Treasury Note 10 yr (Short)	832	93,405,000	93,405,000	Sep-23	1,017,800
U.S. Treasury Note Ultra 10 yr (Long)	6	710,625	710,625	Sep-23	(6,560)

Unrealized appreciation					2,425,689

Unrealized (depreciation)					(8,762,340)

Total					$(6,336,651)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/23 (proceeds receivable $155,604,004) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 7/1/53	$4,000,000	8/14/23	$4,035,312
Uniform Mortgage-Backed Securities, 5.50%, 7/1/53	38,000,000	8/14/23	34,775,928
Uniform Mortgage-Backed Securities, 5.00%, 8/1/53	2,000,000	8/14/23	1,960,157
Uniform Mortgage-Backed Securities, 5.00%, 7/1/53	40,000,000	8/14/23	39,189,064
Uniform Mortgage-Backed Securities, 4.50%, 8/1/53	3,000,000	8/14/23	2,884,688
Uniform Mortgage-Backed Securities, 4.50%, 7/1/53	9,000,000	8/14/23	8,652,654
Uniform Mortgage-Backed Securities, 4.00%, 8/1/53	2,000,000	8/14/23	1,878,124
Uniform Mortgage-Backed Securities, 4.00%, 8/1/53	2,000,000	8/14/23	1,876,796
Uniform Mortgage-Backed Securities, 3.50%, 7/1/53	10,000,000	8/14/23	9,112,110
Uniform Mortgage-Backed Securities, 3.00%, 8/1/53	6,000,000	8/14/23	5,285,624
Uniform Mortgage-Backed Securities, 3.00%, 7/1/53	22,000,000	8/14/23	19,301,568
Uniform Mortgage-Backed Securities, 2.50%, 8/1/53	1,000,000	8/14/23	848,672
Uniform Mortgage-Backed Securities, 2.50%, 7/1/53	26,000,000	8/14/23	22,045,166

Total			$151,845,863

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$63,823,000	$241,251	(E)	$97,736	9/20/25	US SOFR — Annually	4.40% — Annually	$(143,515)
		111,528,000	965,832	(E)	1,555,421	9/20/28	4.00% — Annually	US SOFR — Annually	589,589
		11,508,000	90,798	(E)	(157,552)	9/20/33	US SOFR — Annually	3.60% — Annually	(66,754)
		21,915,000	172,909	(E)	299,483	9/20/33	3.60% — Annually	US SOFR — Annually	126,574
		19,848,000	174,265	(E)	(208,586)	9/20/53	US SOFR — Annually	3.20% — Annually	(34,321)
		6,715,000	2,485		(25)	7/3/25	4.772% — Annually	US SOFR — Annually	2,459
		2,360,000	2,384		(22)	7/5/28	3.9255% — Annually	US SOFR — Annually	(2,406)
		1,286,000	334		(5)	7/5/25	US SOFR — Annually	4.7985% — Annually	330
		536,000	348		(7)	7/5/33	US SOFR — Annually	3.5625% — Annually	341

	Total				$1,586,443				$472,297
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$66,299,674	$72,029,121	$—	6/3/24	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$5,536,193
	66,278,465	72,760,971	—	6/3/24	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(6,323,423)
	Goldman Sachs International
	113,644,487	112,806,756	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(887,926)
	104,106,690	103,318,540	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	833,753

	Upfront premium received		—	Unrealized appreciation			6,369,946

	Upfront premium (paid)		—	Unrealized (depreciation)			(7,211,349)

		Total	$—			Total	$(841,403)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Pure Storage, Inc. Class A	Technology	28,305	$1,042,202	1.45%
Autonation, Inc.	Consumer cyclicals	6,329	1,041,831	1.45%
Allison Transmission Holdings, Inc.	Capital goods	17,492	987,600	1.37%
Toll Brothers, Inc.	Consumer cyclicals	12,239	967,766	1.34%
Apollo Global Management, Inc.	Financials	12,395	952,047	1.32%
Uber Technologies, Inc.	Consumer staples	21,846	943,094	1.31%
ON Semiconductor Corp.	Technology	9,912	937,449	1.30%
Palo Alto Networks, Inc.	Technology	3,655	933,831	1.30%
Manhattan Associates, Inc.	Technology	4,568	912,959	1.27%
Constellation Energy Corp.	Utilities and power	9,862	902,853	1.25%
General Motors Co.	Consumer cyclicals	23,245	896,340	1.24%
Unum Group	Financials	18,728	893,308	1.24%
ManpowerGroup, Inc.	Consumer staples	11,124	883,207	1.23%
O'Reilly Automotive, Inc.	Consumer cyclicals	908	866,988	1.20%
MGIC Investment Corp.	Financials	54,802	865,327	1.20%
Penske Automotive Group, Inc.	Consumer cyclicals	5,160	859,757	1.19%
Johnson Controls International PLC	Capital goods	12,617	859,740	1.19%
Gartner, Inc.	Consumer cyclicals	2,417	846,673	1.18%
Procore Technologies, Inc.	Technology	12,964	843,562	1.17%
Cadence Design Systems, Inc.	Technology	3,589	841,590	1.17%
Targa Resources Corp.	Energy	10,963	834,271	1.16%
Booking Holdings, Inc.	Consumer cyclicals	307	829,622	1.15%
Genuine Parts Co.	Consumer cyclicals	4,806	813,249	1.13%
Textron, Inc.	Capital goods	11,765	795,700	1.10%
Synopsys, Inc.	Technology	1,821	792,909	1.10%
Live Nation Entertainment, Inc.	Consumer cyclicals	8,646	787,767	1.09%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	19,191	767,643	1.07%
American International Group, Inc.	Financials	13,306	765,633	1.06%
NVR, Inc.	Consumer cyclicals	120	760,599	1.06%
Hologic, Inc.	Health care	9,341	756,351	1.05%
Expedia Group, Inc.	Consumer cyclicals	6,717	734,816	1.02%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	10,699	733,664	1.02%
Applied Materials, Inc.	Technology	5,032	727,393	1.01%
Valero Energy Corp.	Energy	6,158	722,332	1.00%
Ulta Beauty, Inc.	Consumer staples	1,519	714,853	0.99%
General Dynamics Corp.	Capital goods	3,292	708,380	0.98%
Boyd Gaming Corp.	Consumer cyclicals	10,040	696,502	0.97%
NRG Energy, Inc.	Utilities and power	18,444	689,629	0.96%
Tapestry, Inc.	Consumer cyclicals	16,077	688,101	0.96%
Pinterest, Inc. Class A	Technology	24,404	667,194	0.93%
Wix.com, Ltd. (Israel)	Technology	8,460	661,938	0.92%
Marathon Oil Corp.	Energy	27,883	641,862	0.89%
TransUnion	Consumer cyclicals	8,170	639,974	0.89%
AMETEK, Inc.	Conglomerates	3,934	636,913	0.88%
Wintrust Financial Corp.	Financials	8,686	630,814	0.88%
Smartsheet, Inc. Class A	Technology	16,155	618,099	0.86%
Molina Healthcare, Inc.	Health care	2,000	602,583	0.84%
Apartment Income REIT Corp.	Financials	16,337	589,620	0.82%
Bio-Rad Laboratories, Inc. Class A	Health care	1,554	589,154	0.82%
East West Bancorp, Inc.	Financials	11,140	588,074	0.82%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Carnival Corp.	Consumer cyclicals	73,786	$1,389,381	1.91%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	49,927	1,086,908	1.49%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	9,578	993,590	1.37%
Exact Sciences Corp.	Health care	10,157	953,750	1.31%
DoubleVerify Holdings, Inc.	Technology	23,763	924,854	1.27%
Lithia Motors, Inc.	Consumer cyclicals	3,034	922,670	1.27%
BWX Technologies, Inc.	Capital goods	12,855	920,057	1.26%
Jack Henry & Associates, Inc.	Technology	5,420	906,882	1.25%
Equifax, Inc.	Consumer cyclicals	3,851	906,025	1.25%
New York Community Bancorp, Inc.	Financials	78,782	885,515	1.22%
Take-Two Interactive Software, Inc.	Technology	6,017	885,390	1.22%
Berkshire Hathaway, Inc. Class B	Financials	2,581	880,048	1.21%
Wolfspeed, Inc.	Technology	15,771	876,718	1.20%
NortonLifeLock, Inc.	Technology	47,242	876,333	1.20%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	8,383	871,537	1.20%
IBM Corp.	Technology	6,444	862,221	1.19%
Stanley Black & Decker, Inc.	Consumer cyclicals	9,164	858,724	1.18%
ZoomInfo Technologies, Inc. Class A	Technology	33,507	850,735	1.17%
Amdocs, Ltd.	Technology	8,604	850,488	1.17%
Ball Corp.	Capital goods	14,451	841,215	1.16%
Tyler Technologies, Inc.	Technology	1,980	824,763	1.13%
DT Midstream, Inc.	Energy	16,579	821,819	1.13%
Newell Brands, Inc.	Consumer staples	93,986	817,677	1.12%
Cooper Cos., Inc. (The)	Health care	2,122	813,550	1.12%
Texas Instruments, Inc.	Technology	4,481	806,739	1.11%
Five Below, Inc.	Consumer cyclicals	4,043	794,690	1.09%
Universal Health Services, Inc. Class B	Health care	5,006	789,858	1.09%
General Electric Co.	Conglomerates	7,182	788,923	1.08%
Zoom Video Communications, Inc. Class A	Technology	11,458	777,768	1.07%
Tesla, Inc.	Consumer cyclicals	2,903	759,853	1.04%
Thor Industries, Inc.	Consumer cyclicals	7,318	757,428	1.04%
Wynn Resorts, Ltd.	Consumer cyclicals	7,164	756,558	1.04%
Polaris, Inc.	Consumer cyclicals	6,250	755,814	1.04%
ICU Medical, Inc.	Health care	4,217	751,375	1.03%
Ross Stores, Inc.	Consumer cyclicals	6,638	744,315	1.02%
Bunge, Ltd.	Consumer staples	7,745	730,697	1.00%
TD SYNNEX Corp.	Technology	7,762	729,622	1.00%
T Rowe Price Group, Inc.	Financials	6,507	728,963	1.00%
RPM International, Inc.	Basic materials	8,022	719,773	0.99%
Welltower, Inc.	Financials	8,786	710,686	0.98%
Cabot Oil & Gas Corp.	Energy	27,385	692,842	0.95%
Ciena Corp.	Technology	16,064	682,564	0.94%
CarMax, Inc.	Consumer cyclicals	8,126	680,143	0.93%
Digital Realty Trust, Inc.	Financials	5,724	651,824	0.90%
Domino's Pizza, Inc.	Consumer staples	1,911	644,149	0.89%
Paramount Global Class B	Consumer cyclicals	40,201	639,590	0.88%
Boston Beer Co., Inc. (The) Class A	Consumer staples	2,046	630,954	0.87%
BioMarin Pharmaceutical, Inc.	Health care	7,185	622,835	0.86%
PTC, Inc.	Technology	4,269	607,467	0.83%
Watsco, Inc.	Consumer staples	1,529	583,116	0.80%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Panasonic Holdings Corp. (Japan)	Consumer cyclicals	56,244	$682,348	0.60%
Weyerhaeuser Co.	Basic materials	20,163	675,656	0.60%
Ferrari NV (Italy)	Consumer cyclicals	2,027	662,464	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	5,055	641,396	0.57%
BlueScope Steel, Ltd. (Australia)	Basic materials	45,715	625,345	0.55%
Keysight Technologies, Inc.	Technology	3,720	622,881	0.55%
Exor NV (Netherlands)	Financials	6,959	620,104	0.55%
Leidos Holdings, Inc.	Technology	6,940	614,050	0.54%
Iberdrola SA (Spain)	Utilities and power	46,898	611,436	0.54%
GoDaddy, Inc. Class A	Technology	8,135	611,184	0.54%
E.ON SE (Germany)	Utilities and power	47,757	608,564	0.54%
Lockheed Martin Corp.	Capital goods	1,311	603,453	0.53%
Smiths Group PLC (United Kingdom)	Capital goods	28,624	598,273	0.53%
Daiwa House Industry Co., Ltd. (Japan)	Consumer cyclicals	22,800	598,180	0.53%
Toppan, Inc. (Japan)	Consumer cyclicals	27,844	597,205	0.53%
Exxon Mobil Corp.	Energy	5,532	593,320	0.53%
NetApp, Inc.	Technology	7,763	593,072	0.53%
Chevron Corp.	Energy	3,768	592,899	0.53%
PepsiCo, Inc.	Consumer staples	3,194	591,560	0.52%
Cummins, Inc.	Capital goods	2,411	590,992	0.52%
FactSet Research Systems, Inc.	Consumer cyclicals	1,475	590,983	0.52%
Sekisui Chemical Co., Ltd. (Japan)	Financials	41,212	590,805	0.52%
Garmin, Ltd.	Technology	5,647	588,915	0.52%
VeriSign, Inc.	Technology	2,604	588,395	0.52%
Secom Co., Ltd. (Japan)	Consumer cyclicals	8,696	585,975	0.52%
3M Co.	Conglomerates	5,776	578,102	0.51%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	22,252	572,640	0.51%
Consolidated Edison, Inc.	Utilities and power	6,281	567,794	0.50%
Philip Morris International, Inc.	Consumer staples	5,777	563,993	0.50%
Coles Group, Ltd. (Australia)	Consumer staples	45,828	561,912	0.50%
Clariant AG (Switzerland)	Basic materials	38,313	553,298	0.49%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	37,751	548,890	0.49%
Carlsberg A/S Class B (Denmark)	Consumer staples	3,424	547,154	0.49%
Deutsche Lufthansa AG (Germany)	Transportation	53,097	543,315	0.48%
Loblaw Cos, Ltd. (Canada)	Consumer staples	5,828	534,116	0.47%
Elisa Oyj (Finland)	Communication services	9,985	533,132	0.47%
VMware, Inc. Class A	Technology	3,710	533,066	0.47%
AT&T, Inc.	Communication services	32,662	520,958	0.46%
Telefonica SA (Spain)	Communication services	126,523	512,946	0.45%
Siemens AG (Germany)	Conglomerates	3,072	511,241	0.45%
ConocoPhillips	Energy	4,911	508,826	0.45%
Colgate-Palmolive Co.	Consumer staples	6,600	508,476	0.45%
Repsol SA (Spain)	Energy	34,779	505,793	0.45%
SSE PLC (United Kingdom)	Utilities and power	21,494	503,075	0.45%
eBay, Inc.	Technology	11,223	501,544	0.44%
Mondi PLC (Austria)	Basic materials	32,725	498,837	0.44%
George weston, Ltd. (Canada)	Consumer staples	4,185	495,377	0.44%
Empire Co., Ltd. (Canada)	Consumer staples	17,136	487,320	0.43%
Metro, Inc. (Canada)	Consumer staples	8,600	486,262	0.43%
Keurig Dr Pepper, Inc.	Consumer staples	15,550	486,234	0.43%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Toyota Motor Corp. (Japan)	Consumer cyclicals	39,827	$637,175	0.62%
Equifax, Inc.	Consumer cyclicals	2,552	600,509	0.58%
Magna International, Inc. (Canada)	Consumer cyclicals	10,297	581,352	0.56%
Ingersoll Rand, Inc.	Capital goods	8,848	578,333	0.56%
Visa, Inc. Class A	Financials	2,421	574,997	0.56%
Air Liquide SA (France)	Basic materials	3,157	565,743	0.55%
Waste Connections, Inc.	Capital goods	3,939	563,057	0.54%
Allianz SE (Germany)	Financials	2,389	555,808	0.54%
Southern Co. (The)	Utilities and power	7,715	541,965	0.52%
Ferrovial SE	Basic materials	17,144	541,963	0.52%
Realty Income Corp.	Financials	9,061	541,773	0.52%
T-Mobile US, Inc.	Communication services	3,884	539,500	0.52%
Oriental Land Co., Ltd. (Japan)	Consumer cyclicals	13,881	538,807	0.52%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	26,346	537,169	0.52%
Duke Energy Corp.	Utilities and power	5,980	536,643	0.52%
AXA SA (France)	Financials	18,161	535,556	0.52%
Imperial Brands PLC (United Kingdom)	Consumer staples	24,255	535,516	0.52%
Telus Corp. (Canada)	Communication services	27,140	528,160	0.51%
Pernod Ricard SA (France)	Consumer staples	2,388	527,511	0.51%
Davide Campari-Milano NV (Italy)	Consumer staples	38,006	526,276	0.51%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer cyclicals	10,480	522,155	0.51%
Wilmar International, Ltd. (Singapore)	Basic materials	185,343	520,782	0.50%
Masco Corp.	Consumer cyclicals	8,970	514,696	0.50%
Keyence Corp. (Japan)	Technology	1,093	514,001	0.50%
Heineken NV (Netherlands)	Consumer staples	4,996	513,452	0.50%
Nexi SpA (Italy)	Consumer cyclicals	65,184	510,846	0.49%
CMS Energy Corp.	Utilities and power	8,689	510,477	0.49%
Orange SA (France)	Communication services	43,711	510,458	0.49%
EssilorLuxottica SA (France)	Health care	2,676	503,917	0.49%
Orica, Ltd. (Australia)	Basic materials	50,998	503,809	0.49%
S&P Global, Inc.	Consumer cyclicals	1,255	503,178	0.49%
Dollar Tree, Inc.	Consumer cyclicals	3,497	501,865	0.49%
Southwest Airlines Co.	Transportation	13,781	499,008	0.48%
UPM-Kymmene OYJ (Finland)	Basic materials	16,655	495,590	0.48%
Raytheon Technologies Corp.	Capital goods	5,019	491,661	0.48%
Straumann Holding AG (Switzerland)	Health care	3,031	491,559	0.48%
CGI Group, Inc. Class A (Canada)	Technology	4,646	489,978	0.47%
Trend Micro, Inc. (Japan)	Technology	10,035	482,980	0.47%
Target Corp.	Consumer cyclicals	3,632	479,065	0.46%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer staples	77,777	474,938	0.46%
Ramsay Health Care, Ltd. (Australia)	Health care	12,579	471,688	0.46%
ANA Holdings, Inc. (Japan)	Transportation	19,568	464,596	0.45%
Verizon Communications, Inc.	Communication services	12,337	458,816	0.44%
Kyocera Corp. (Japan)	Technology	8,376	452,240	0.44%
Keppel Corp., Ltd. (Singapore)	Capital goods	91,121	452,101	0.44%
Atmos Energy Corp.	Utilities and power	3,816	443,908	0.43%
Enbridge, Inc. (Canada)	Utilities and power	11,843	440,181	0.43%
Swisscom AG (Switzerland)	Communication services	704	438,795	0.42%
Kubota Corp. (Japan)	Capital goods	30,088	437,672	0.42%
Broadridge Financial Solutions, Inc.	Financials	2,615	433,194	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$62	$570	$123	5/11/63	300 bp — Monthly	$(61)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	33,900	60,000	24,174	11/18/54	500 bp — Monthly	9,776
	CMBX NA BB.6 Index	B/P	39,593	185,988	74,730	5/11/63	500 bp — Monthly	(34,983)
	CMBX NA BB.7 Index	B-/P	22,506	441,000	183,059	1/17/47	500 bp — Monthly	(160,186)
	CMBX NA BB.9 Index	B/P	814	4,000	1,668	9/17/58	500 bp — Monthly	(850)
	CMBX NA BB.9 Index	B/P	9,598	47,000	19,599	9/17/58	500 bp — Monthly	(9,961)
	CMBX NA BBB-.10 Index	BB+/P	3,722	30,000	9,111	11/17/59	300 bp — Monthly	(5,374)
	CMBX NA BBB-.10 Index	BB+/P	4,364	40,000	12,148	11/17/59	300 bp — Monthly	(7,764)
	Credit Suisse International
	CMBX NA A.7 Index	BBB/P	3,286	73,247	5,816	1/17/47	200 bp — Monthly	(2,503)
	CMBX NA BB.7 Index	B-/P	10,567	79,000	32,793	1/17/47	500 bp — Monthly	(22,160)
	CMBX NA BBB-.7 Index	BB-/P	6,165	78,000	15,592	1/17/47	300 bp — Monthly	(9,388)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(17)	1,000	134	12/16/72	200 bp — Monthly	(151)
	CMBX NA A.6 Index	A/P	15	760	109	5/11/63	200 bp — Monthly	(93)
	CMBX NA A.6 Index	A/P	101	760	109	5/11/63	200 bp — Monthly	(7)
	CMBX NA A.6 Index	A/P	394	2,280	326	5/11/63	200 bp — Monthly	69
	CMBX NA A.6 Index	A/P	2,494	7,981	1,140	5/11/63	200 bp — Monthly	1,357
	CMBX NA A.6 Index	A/P	711	8,741	1,248	5/11/63	200 bp — Monthly	(534)
	CMBX NA A.6 Index	A/P	(201)	9,501	1,357	5/11/63	200 bp — Monthly	(1,554)
	CMBX NA BBB-.14 Index	BBB-/P	315	7,000	2,028	12/16/72	300 bp — Monthly	(1,710)
	CMBX NA BBB-.15 Index	BBB-/P	92	1,000	289	11/18/64	300 bp — Monthly	(196)
	CMBX NA BBB-.15 Index	BBB-/P	89	1,000	289	11/18/64	300 bp — Monthly	(200)
	CMBX NA BBB-.7 Index	BB-/P	30,086	382,000	76,362	1/17/47	300 bp — Monthly	(46,085)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	BBB/P	7,192	152,057	12,073	1/17/47	200 bp — Monthly	(4,827)
	CMBX NA BB.10 Index	B/P	4,092	51,000	23,297	5/11/63	500 bp — Monthly	(19,162)
	CMBX NA BB.6 Index	B/P	4,633	6,065	2,437	5/11/63	500 bp — Monthly	2,201
	CMBX NA BBB-.8 Index	BB-/P	3,431	22,000	4,402	10/17/57	300 bp — Monthly	(961)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(1,074)	72,000	8,777	12/16/72	200 bp — Monthly	(9,826)
	CMBX NA A.6 Index	A/P	3,018	12,921	1,845	5/11/63	200 bp — Monthly	1,177
	CMBX NA BB.6 Index	B/P	18,418	50,540	20,307	5/11/63	500 bp — Monthly	(1,847)
	CMBX NA BB.6 Index	B/P	36,962	101,081	40,614	5/11/63	500 bp — Monthly	(3,568)

Upfront premium received			246,620		Unrealized appreciation			14,580

Upfront premium (paid)			(1,292)		Unrealized (depreciation)			(343,951)

	Total		$245,328				Total	$(329,371)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(4,900)	$22,422	$3,202	5/11/63	(200 bp) — Monthly	$(1,706)
	CMBX NA A.6 Index	(3,888)	15,201	2,171	5/11/63	(200 bp) — Monthly	(1,722)
	CMBX NA A.6 Index	(410)	1,900	271	5/11/63	(200 bp) — Monthly	(140)
	CMBX NA A.6 Index	(243)	1,140	163	5/11/63	(200 bp) — Monthly	(81)
	CMBX NA A.6 Index	(164)	760	109	5/11/63	(200 bp) — Monthly	(56)
	CMBX NA A.6 Index	(164)	760	109	5/11/63	(200 bp) — Monthly	(56)
	CMBX NA A.6 Index	(81)	380	54	5/11/63	(200 bp) — Monthly	(26)
	CMBX NA A.7 Index	(1,802)	225,303	17,889	1/17/47	(200 bp) — Monthly	16,007
	CMBX NA BB.10 Index	(33,272)	138,000	63,038	11/17/59	(500 bp) — Monthly	29,651
	CMBX NA BB.10 Index	(14,025)	55,000	25,124	11/17/59	(500 bp) — Monthly	11,053
	CMBX NA BB.10 Index	(5,114)	49,000	22,383	11/17/59	(500 bp) — Monthly	17,229
	CMBX NA BB.10 Index	(4,386)	40,000	18,272	11/17/59	(500 bp) — Monthly	13,853
	CMBX NA BB.11 Index	(4,405)	34,000	13,699	11/18/54	(500 bp) — Monthly	9,265
	CMBX NA BB.11 Index	(934)	18,000	7,252	11/18/54	(500 bp) — Monthly	6,303
	CMBX NA BB.11 Index	(550)	8,000	3,223	11/18/54	(500 bp) — Monthly	2,667
	CMBX NA BB.8 Index	(6,084)	47,352	21,881	10/17/57	(500 bp) — Monthly	15,758
	CMBX NA BB.8 Index	(14,471)	40,587	18,755	10/17/57	(500 bp) — Monthly	4,250
	CMBX NA BB.8 Index	(3,109)	8,697	4,019	10/17/57	(500 bp) — Monthly	903
	CMBX NA BB.9 Index	(968)	24,000	10,008	9/17/58	(500 bp) — Monthly	9,020
	CMBX NA BB.9 Index	(1,419)	22,000	9,174	9/17/58	(500 bp) — Monthly	7,736
	CMBX NA BB.9 Index	(413)	4,000	1,668	9/17/58	(500 bp) — Monthly	1,252
	CMBX NA BB.9 Index	(109)	3,000	1,251	9/17/58	(500 bp) — Monthly	1,140
	CMBX NA BBB-.10 Index	(9,831)	33,000	10,022	11/17/59	(300 bp) — Monthly	174
	CMBX NA BBB-.10 Index	(3,691)	15,000	4,556	11/17/59	(300 bp) — Monthly	857
	CMBX NA BBB-.10 Index	(477)	2,000	607	11/17/59	(300 bp) — Monthly	129
	CMBX NA BBB-.12 Index	(19,555)	62,000	19,803	8/17/61	(300 bp) — Monthly	217
	CMBX NA BBB-.12 Index	(16,701)	50,000	15,970	8/17/61	(300 bp) — Monthly	(756)
	CMBX NA BBB-.12 Index	(11,982)	34,000	10,860	8/17/61	(300 bp) — Monthly	(1,140)
	CMBX NA BBB-.12 Index	(6,318)	28,000	8,943	8/17/61	(300 bp) — Monthly	2,611
	CMBX NA BBB-.12 Index	(5,137)	27,000	8,624	8/17/61	(300 bp) — Monthly	3,473
	CMBX NA BBB-.12 Index	(4,077)	24,000	7,666	8/17/61	(300 bp) — Monthly	3,577
	CMBX NA BBB-.12 Index	(2,710)	16,000	5,110	8/17/61	(300 bp) — Monthly	2,392
	CMBX NA BBB-.14 Index	(224)	2,000	579	12/16/72	(300 bp) — Monthly	354
	CMBX NA BBB-.14 Index	(199)	1,000	290	12/16/72	(300 bp) — Monthly	90
	CMBX NA BBB-.14 Index	(112)	1,000	290	12/16/72	(300 bp) — Monthly	177
	CMBX NA BBB-.6 Index	(64)	570	123	5/11/63	(300 bp) — Monthly	59
	CMBX NA BBB-.9 Index	(4,732)	20,000	4,774	9/17/58	(300 bp) — Monthly	32
	Credit Suisse International
	CMBX NA BB.10 Index	(13,476)	101,000	46,137	11/17/59	(500 bp) — Monthly	32,577
	CMBX NA BB.10 Index	(11,892)	100,000	45,680	11/17/59	(500 bp) — Monthly	33,705
	CMBX NA BB.10 Index	(6,588)	53,000	24,210	11/17/59	(500 bp) — Monthly	17,578
	CMBX NA BB.7 Index	(8,878)	338,957	136,193	5/11/63	(500 bp) — Monthly	127,033
	CMBX NA BB.7 Index	(28,223)	153,000	63,510	1/17/47	(500 bp) — Monthly	35,160
	CMBX NA BB.7 Index	(8,060)	49,000	20,340	1/17/47	(500 bp) — Monthly	12,239
	CMBX NA BB.8 Index	(1,227)	6,765	3,126	10/17/57	(500 bp) — Monthly	1,894
	Goldman Sachs International
	CMBX NA BB.10 Index	(10,860)	48,000	21,926	11/17/59	(500 bp) — Monthly	11,026
	CMBX NA BB.6 Index	(716)	4,717	1,895	5/11/63	(500 bp) — Monthly	1,175
	CMBX NA BB.7 Index	(60,712)	299,000	124,115	1/17/47	(500 bp) — Monthly	63,154
	CMBX NA BB.7 Index	(6,881)	42,000	17,434	1/17/47	(500 bp) — Monthly	10,518
	CMBX NA BB.8 Index	(16,152)	44,453	20,542	10/17/57	(500 bp) — Monthly	4,353
	CMBX NA BB.8 Index	(9,579)	25,125	11,610	10/17/57	(500 bp) — Monthly	2,011
	CMBX NA BB.8 Index	(1,133)	9,664	4,466	10/17/57	(500 bp) — Monthly	3,325
	CMBX NA BBB-.12 Index	(49,470)	276,000	88,154	8/17/61	(300 bp) — Monthly	38,547
	CMBX NA BBB-.12 Index	(42,862)	240,000	76,656	8/17/61	(300 bp) — Monthly	33,674
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(7,834)	16,000	6,642	1/17/47	(500 bp) — Monthly	(1,206)
	CMBX NA BBB-.10 Index	(41,611)	330,000	100,221	11/17/59	(300 bp) — Monthly	58,445
	CMBX NA BBB-.14 Index	(122)	2,000	579	12/16/72	(300 bp) — Monthly	457
	CMBX NA BBB-.7 Index	(96,250)	410,000	81,959	1/17/47	(300 bp) — Monthly	(14,499)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,519)	97,000	44,310	11/17/59	(500 bp) — Monthly	38,710
	CMBX NA BBB-.10 Index	(12,134)	56,000	17,007	11/17/59	(300 bp) — Monthly	4,846
	CMBX NA BBB-.9 Index	(4,816)	26,000	6,206	9/17/58	(300 bp) — Monthly	1,377
	CMBX NA BBB-.9 Index	(371)	2,000	477	9/17/58	(300 bp) — Monthly	106
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(84)	380	54	5/11/63	(200 bp) — Monthly	(30)
	CMBX NA BB.10 Index	(14,884)	49,000	22,383	11/17/59	(500 bp) — Monthly	7,459
	CMBX NA BB.10 Index	(5,139)	49,000	22,383	11/17/59	(500 bp) — Monthly	17,203
	CMBX NA BB.10 Index	(4,932)	21,000	9,593	11/17/59	(500 bp) — Monthly	4,643
	CMBX NA BB.7 Index	(4,628)	24,000	9,962	1/17/47	(500 bp) — Monthly	5,315
	CMBX NA BB.8 Index	(1,449)	3,865	1,786	10/17/57	(500 bp) — Monthly	334
	CMBX NA BB.9 Index	(121)	3,000	1,251	9/17/58	(500 bp) — Monthly	1,128
	CMBX NA BBB-.10 Index	(4,091)	39,000	11,844	11/17/59	(300 bp) — Monthly	7,734
	CMBX NA BBB-.10 Index	(8,045)	33,000	10,022	11/17/59	(300 bp) — Monthly	1,960
	CMBX NA BBB-.10 Index	(4,987)	23,000	6,985	11/17/59	(300 bp) — Monthly	1,987
	CMBX NA BBB-.10 Index	(4,325)	20,000	6,074	11/17/59	(300 bp) — Monthly	1,739
	CMBX NA BBB-.10 Index	(1,837)	8,000	2,430	11/17/59	(300 bp) — Monthly	589
	CMBX NA BBB-.12 Index	(16,668)	128,000	40,883	8/17/61	(300 bp) — Monthly	24,151
	CMBX NA BBB-.12 Index	(2,659)	8,000	2,555	8/17/61	(300 bp) — Monthly	(108)
	CMBX NA BBB-.12 Index	(1,043)	5,000	1,597	8/17/61	(300 bp) — Monthly	551
	CMBX NA BBB-.14 Index	(62)	1,000	290	12/16/72	(300 bp) — Monthly	227
	CMBX NA BBB-.7 Index	(4,177)	41,000	8,196	1/17/47	(300 bp) — Monthly	3,998
	CMBX NA BBB-.8 Index	(3,920)	28,000	5,603	10/17/57	(300 bp) — Monthly	1,669
	CMBX NA BBB-.8 Index	(3,011)	22,000	4,402	10/17/57	(300 bp) — Monthly	1,380
	CMBX NA BBB-.8 Index	(2,825)	20,000	4,002	10/17/57	(300 bp) — Monthly	1,167
	CMBX NA BBB-.8 Index	(465)	3,000	600	10/17/57	(300 bp) — Monthly	134

Upfront premium received		—			Unrealized appreciation		775,507

Upfront premium (paid)		(721,439)			Unrealized (depreciation)		(21,526)

	Total	$(721,439)				Total	$753,981
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 40 Index	B+/P	$5,234	$1,317,000	$36,731	6/20/28	500 bp — Quarterly	$43,977
	CDX NA IG Series 40 Index	BBB+/P	(275,730)	29,500,000	439,845	6/20/28	100 bp — Quarterly	177,114

	Total		$(270,496)					$221,091
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through June 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,270,237,132.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/23
	Short-term investments
	Putnam Short Term Investment Fund*	$148,416,010	$216,058,782	$289,905,577	$3,823,101	$74,569,215

	Total Short-term investments	$148,416,010	$216,058,782	$289,905,577	$3,823,101	$74,569,215
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $12,777,664.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,074,131.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.5%
	Japan	3.1
	United Kingdom	2.8
	France	2.4
	Switzerland	1.1
	Germany	1.0
	Australia	0.8
	China	0.8
	Canada	0.7
	Ireland	0.7
	India	0.7
	Cayman Islands	0.7
	Netherlands	0.6
	Taiwan	0.5
	Spain	0.5
	Italy	0.5
	Indonesia	0.5
	Other	3.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	At the close of the reporting period, the fund has deposited cash valued at $2,040,166 in a segregated account to cover margin requirements on open centrally cleared swaps.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	At the close of the reporting period, the fund has deposited cash valued at $906,685 in a segregated account to cover margin requirements on open centrally cleared swaps.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,091,710 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,074,131 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$76,134,029	$11,079,050	$—
Capital goods	79,239,615	5,668,327	—
Communication services	29,258,345	5,534,793	—
Conglomerates	6,846,525	8,155,451	—
Consumer cyclicals	260,948,458	24,547,856	—
Consumer staples	119,528,513	20,617,313	—
Energy	69,111,256	3,891,547	—
Financials	205,604,431	27,834,018	—
Health care	223,918,930	7,197,306	11,068
Miscellaneous	—	364,649	—
Technology	467,542,002	45,259,402	—
Transportation	28,343,693	3,528,752	—
Utilities and power	40,715,470	2,880,290	—

Total common stocks	1,607,191,267	166,558,754	11,068
Asset-backed securities	—	1,043,938	—
Collateralized loan obligations	—	16,712,776	—
Convertible bonds and notes	—	332,438	—
Corporate bonds and notes	—	204,867,658	—
Foreign government and agency bonds and notes	—	9,120,548	—
Mortgage-backed securities	—	51,006,028	—
Senior loans	—	7,895,268	—
U.S. government and agency mortgage obligations	—	280,748,343	—
U.S. treasury obligations	—	84,002	—
Short-term investments	500,000	91,631,129	—

Totals by level	$1,607,691,267	$830,000,882	$11,068
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,068,136)	$—
Futures contracts	(6,336,651)		—
TBA sale commitments	—	(151,845,863)	—
Interest rate swap contracts	—	(1,114,146)	—
Total return swap contracts	—	(841,403)	—
Credit default contracts	—	1,392,308	—

Totals by level	$(6,336,651)	$(153,477,240)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$144,500,000
Centrally cleared interest rate swap contracts (notional)	$250,400,000
OTC total return swap contracts (notional)	$342,900,000
OTC credit default contracts (notional)	$7,000,000
Centrally cleared credit default contracts (notional)	$36,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com